THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $578,338 (000)) CORPORATE OBLIGATIONS — 17.4%

	Face Amount (000)	Fair Value (000)

CANADA — 0.3%
Kronos Acquisition Holdings
7.000%, 12/31/27 (A)	$1,261	$965
5.000%, 12/31/26 (A)	1,009	885

		1,850

LUXEMBOURG — 0.3%
Altice France Holding
10.500%, 05/15/27 (A)	2,000	1,567

NETHERLANDS — 0.3%
Promontoria Holding 264
7.875%, 03/01/27 (A)	82	75
Trivium Packaging Finance
8.500%, 08/15/27 (A)	596	526
5.500%, 08/15/26 (A)	949	849

		1,450

SWITZERLAND — 0.1%
VistaJet Malta Finance
6.375%, 02/01/30 (A)	793	648

UNITED KINGDOM — 1.3%
Clear Channel International
6.625%, 08/01/25 (A)	4,048	3,761
eG Global Finance
8.500%, 10/30/25 (A)	448	392
6.750%, 02/07/25 (A)	3,542	3,195

		7,348

UNITED STATES — 15.1%
Acrisure
7.000%, 11/15/25 (A)	1,676	1,531
6.000%, 08/01/29 (A)	471	363

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
American Greetings
8.750%, 04/15/25 (A)	$1,694	$1,626
ANGI Group
3.875%, 08/15/28 (A)	200	141
Apollo Commercial Real Estate Finance
4.625%, 06/15/29 (A)	112	84
APX Group
5.750%, 07/15/29 (A)	173	137
B&G Foods
5.250%, 04/01/25	630	548
Boxer Parent
9.125%, 03/01/26 (A)	2,549	2,450
7.125%, 10/02/25 (A)	500	490
Bread Financial Holdings
4.750%, 12/15/24 (A)	3,616	3,157
BroadStreet Partners
5.875%, 04/15/29 (A)	114	90
Caesars Entertainment
6.250%, 07/01/25 (A)	2,282	2,199
CCO Holdings
4.750%, 02/01/32 (A)	22	17
4.250%, 02/01/31 (A)	500	384
Cheever Escrow Issuer
7.125%, 10/01/27 (A)	1,232	1,103
Citgo Holding
9.250%, 08/01/24 (A)	743	737
CITGO Petroleum
7.000%, 06/15/25 (A)	1,566	1,496
Clarios Global
8.500%, 05/15/27 (A)	946	903
CNX Resources
7.375%, 01/15/31 (A)	95	93
CommScope
6.000%, 03/01/26 (A)	764	703
CoreCivic
4.750%, 10/15/27	236	190
CP Atlas Buyer
7.000%, 12/01/28 (A)	568	423
CSC Holdings
4.500%, 11/15/31 (A)	441	331

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Dave & Buster’s
7.625%, 11/01/25 (A)	$1,649	$1,624
Empire Resorts
7.750%, 11/01/26 (A)	196	165
Five Point Operating
7.875%, 11/15/25 (A)	3,521	2,801
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/27 (A)	561	549
Gates Global
6.250%, 01/15/26 (A)	2,194	2,019
Genesis Energy
5.625%, 06/15/24	1,514	1,423
GEO Group
6.000%, 04/15/26	203	166
5.125%, 04/01/23	210	210
Getty Images
9.750%, 03/01/27 (A)	851	845
Goodyear Tire & Rubber
9.500%, 05/31/25	1,760	1,826
Hadrian Merger Sub
8.500%, 05/01/26 (A)	683	622
H-Food Holdings
8.500%, 06/01/26 (A)	807	512
Iron Mountain
4.500%, 02/15/31 (A)	1,000	773
iStar
4.250%, 08/01/25	825	800
JELD-WEN
4.625%, 12/15/25 (A)	1,740	1,409
Ladder Capital Finance Holdings
5.250%, 10/01/25 (A)	2,810	2,585
4.750%, 06/15/29 (A)	1,092	818
Lithia Motors
3.875%, 06/01/29 (A)	280	225
Madison IAQ
5.875%, 06/30/29 (A)	1,000	697
Mauser Packaging Solutions Holding
5.500%, 04/15/24 (A)	2,411	2,290
Maxim Crane Works Holdings Capital
10.125%, 08/01/24 (A)	1,462	1,374

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Medline Borrower
5.250%, 10/01/29 (A)	$1,000	$755
Midcap Financial Issuer Trust
5.625%, 01/15/30 (A)	609	466
Mohegan Gaming & Entertainment
8.000%, 02/01/26 (A)	1,001	836
MPT Operating Partnership
3.500%, 03/15/31	1,000	696
New Home
7.250%, 10/15/25 (A)	1,551	1,250
Oracle
3.600%, 04/01/40	1,000	679
Pactiv
8.375%, 04/15/27	861	768
7.950%, 12/15/25	777	722
Paramount Global
4.375%, 03/15/43	1,000	666
Prime Healthcare Services
7.250%, 11/01/25 (A)	690	616
Raptor Acquisition
4.875%, 11/01/26 (A)	1,669	1,435
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26 (A)	4,098	3,667
Rite Aid
7.500%, 07/01/25 (A)	129	98
RLJ Lodging Trust
3.750%, 07/01/26 (A)	793	677
Royal Caribbean Cruises
8.250%, 01/15/29 (A)	25	24
RP Escrow Issuer
5.250%, 12/15/25 (A)	611	505
Service Properties Trust
7.500%, 09/15/25	2,499	2,337
Specialty Building Products Holdings
6.375%, 09/30/26 (A)	2,553	2,113
Spectrum Brands
5.750%, 07/15/25	352	333
Spirit AeroSystems
7.500%, 04/15/25 (A)	1,331	1,254

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
SRS Distribution
6.000%, 12/01/29 (A)	$453	$361
Starwood Property Trust
4.750%, 03/15/25	274	249
3.750%, 12/31/24 (A)	1,360	1,232
3.625%, 07/15/26 (A)	1,049	892
Stericycle
5.375%, 07/15/24 (A)	325	312
Sunoco
6.000%, 04/15/27	96	92
Surgery Center Holdings
10.000%, 04/15/27 (A)	1,541	1,499
SWF Escrow Issuer
6.500%, 10/01/29 (A)	750	444
TKC Holdings
6.875%, 05/15/28 (A)	1,172	947
Triumph Group
8.875%, 06/01/24 (A)	2,148	2,122
U.S. Acute Care Solutions
6.375%, 03/01/26 (A)	2,702	2,270
Uniti Group
7.875%, 02/15/25 (A)	700	683
Vector Group
10.500%, 11/01/26 (A)	2,849	2,644
5.750%, 02/01/29 (A)	1,495	1,220
Verscend Escrow
9.750%, 08/15/26 (A)	3,859	3,724
Warnermedia Holdings
5.050%, 03/15/42 (A)	1,000	748
WASH Multifamily Acquisition
5.750%, 04/15/26 (A)	2,403	2,215
Waste Pro USA
5.500%, 02/15/26 (A)	803	706
White Capital Parentcash/9.000% PIK
8.250%, 03/15/26 (A)	1,949	1,651

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
XHR
6.375%, 08/15/25 (A)	$675	$648

		87,485

TOTAL CORPORATE OBLIGATIONS
(Cost $109,524) (000)		100,348

COMMON STOCK — 12.7%

	Shares

CANADA — 1.1%
Canadian Pacific Railway(B)	90,545	6,041

FRANCE — 0.7%
Hermes International	1,057	1,261
L’Oreal	9,077	2,938

		4,199

ITALY — 0.3%
Davide Campari-Milano	192,421	1,718

SWITZERLAND — 0.1%
Chocoladefabriken Lindt & Spruengli	59	572

UNITED KINGDOM — 0.2%
Treatt	48,573	320
Watches of Switzerland Group*	144,461	1,087

		1,407

UNITED STATES — 10.3%
Alphabet, Cl A*(B)	26,342	2,520
Aon, Cl A	1,441	386
Ball(B)	79,734	3,853
Berkshire Hathaway, Cl B*	11,530	3,079
Brown & Brown	8,232	498
Cintas(B)	5,779	2,243
Costco Wholesale(B)	8,653	4,087
CSX(B)	64,119	1,708
Danaher	7,231	1,868
Deere(B)	4,118	1,375
Home Depot(B)	15,333	4,231

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Intuit	5,170	$2,002
Lands’ End*	27,595	213
Mastercard, Cl A(B)	6,228	1,771
Mettler-Toledo International*(B)	3,621	3,926
Microsoft(B)	19,009	4,427
Monster Beverage*	18,370	1,597
Moody’s	4,132	1,004
Pool(B)	6,973	2,219
Republic Services, Cl A(B)	28,546	3,884
Sherwin-Williams(B)	21,497	4,401
Skyline Champion*	35,462	1,875
Thermo Fisher Scientific	2,467	1,251
Union Pacific(B)	20,131	3,922
W R Berkley	16,060	1,037

		59,377

TOTAL COMMON STOCK
(Cost $84,318) (000)		73,314

ASSET-BACKED SECURITIES — 0.7%

	Face Amount (000)

CAYMAN ISLANDS — 0.7%
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
9.832%, ICE LIBOR USD 3 Month + 7.100%, 10/21/34(C)	$700	574
CARLYLE US CLO, Ser 2021-2A, Cl DR
9.012%, ICE LIBOR USD 3 Month + 6.500%, 07/15/32(C)	500	423
CIFC Funding, Ser 2017-2A, Cl E
8.660%, ICE LIBOR USD 3 Month + 5.950%, 04/20/30(C)	500	412
CIFC Funding, Ser 2017-4A, Cl D
8.883%, ICE LIBOR USD 3 Month + 6.100%, 10/24/30(C)	700	584
Dewolf Park CLO, Ser 2017-1A, Cl E
8.712%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(C)	300	250
Empower CLO, Ser 2022-1A, Cl E 10/20/34(D)	400	380

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Fillmore Park CLO, Ser 2018-1A, Cl E
7.912%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(C)	$250	$206
Octagon Investment Partners 49, Ser 2021-5A, Cl E
9.262%, ICE LIBOR USD 3 Month + 6.750%, 01/15/33(C)	500	431
OHA Credit Funding 3, Ser 2021-3A, Cl ER
8.960%, ICE LIBOR USD 3 Month + 6.250%, 07/02/35(C)	250	214
RR 6, Ser 2021-6A, Cl DR
8.362%, ICE LIBOR USD 3 Month + 5.850%, 04/15/36(C)	500	394
TIAA CLO I, Ser 2018-1A, Cl DR
6.210%, ICE LIBOR USD 3 Month + 3.500%, 07/20/31(C)	500	449
TOTAL ASSET-BACKED SECURITIES

(Cost $4,630) (000)		4,317

CONVERTIBLE BONDS — 0.1%

UNITED STATES — 0.1%
Apollo Commercial Real Estate Finance
5.375%, 10/15/23	434	422
RWT Holdings
5.750%, 10/01/25	338	287
TOTAL CONVERTIBLE BONDS

(Cost $770) (000)		709

SHORT-TERM INVESTMENT — 46.3%

	Shares

State Street Institutional Liquid Reserves Fund - Premier Class
3.010%, (E)	267,739	267,724

TOTAL SHORT-TERM INVESTMENT
(Cost $267,724) (000)		267,724

TOTAL INVESTMENTS — 77.2%
(Cost $466,966) (000)		$446,412

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

SECURITIES SOLD SHORT CORPORATE OBLIGATIONS — (0.7)%

	Face Amount (000)	Fair Value (000)

UNITED KINGDOM — (0.1)%
Merlin Entertainments
5.750%, 06/15/26 (A)	$(828)	$(771)

UNITED STATES — (0.6)%
Ardagh Packaging Finance
4.125%, 08/15/26 (A)	(200)	(166)
Covanta Holding
4.875%, 12/01/29 (A)	(352)	(284)
CWT Travel Group
8.500%, 11/19/26 (A)	(1,005)	(865)
Frontier Communications Holdings
5.875%, 10/15/27 (A)	(616)	(552)
Owens-Brockway Glass Container
6.625%, 05/13/27 (A)	(37)	(34)
United Rentals North America
5.250%, 01/15/30	(615)	(557)
Xerox Holdings
5.000%, 08/15/25 (A)	(248)	(223)
Zayo Group Holdings
4.000%, 03/01/27 (A)	(743)	(596)

		(3,277)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(4,278)) (000)		(4,048)

COMMON STOCK — (0.9)%

	Shares

CANADA — (0.1)%
Shopify, Cl A	(18,860)	(508)

UNITED KINGDOM — 0.0%
Farfetch, Cl A	(9,476)	(71)

UNITED STATES — (0.8)%
Airbnb, Cl A	(3,285)	(345)
Amazon.com	(5,502)	(622)
Arthur J Gallagher	(3,755)	(643)
Bright Horizons Family Solutions	(939)	(54)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Carvana, Cl A	(3,207)	$(65)
Ceridian HCM Holding	(939)	(52)
Extra Space Storage	(619)	(107)
Grocery Outlet Holding	(16,427)	(547)
H&R Block	(6,159)	(262)
Hilton Grand Vacations	(3,316)	(109)
Intuitive Surgical	(1,984)	(372)
Keurig Dr Pepper	(939)	(34)
NVIDIA	(1,316)	(160)
Public Storage	(469)	(137)
ROBLOX, Cl A	(1,409)	(51)
Salesforce	(2,606)	(375)
Shake Shack, Cl A	(4,382)	(197)
Sprouts Farmers Market	(26,365)	(731)
Starbucks	(23)	(2)
Texas Roadhouse, Cl A	(471)	(41)

		(4,906)

TOTAL COMMON STOCK
(Proceeds $(6,030)) (000)		(5,485)

EXCHANGE TRADED FUNDS — (5.0)%

UNITED STATES — (5.0)%
Invesco QQQ Trust Series 1	(6,158)	(1,646)
iShares Russell 1000 ETF	(66,871)	(13,195)
SPDR S&P 500 ETF Trust	(39,854)	(14,235)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(32,302)) (000)		(29,076)

TOTAL SECURITIES SOLD SHORT — (6.6)%
(Proceeds $42,610) (000)		$(38,609)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On September 30, 2022, the value of these securities amounted $90,556 (000) and represented 15.7% of net assets.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

(B)

Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of September 30, 2022, there were no securities rehypothecated by MSC.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No rate available.
(E)	Rate shown is the 7-day effective yield as of September 30, 2022.

Open futures contracts held by the Fund at September 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Long Contracts
3 Month Euribor	1	Sep-2023	$243	$237	$(2)
3 Month Euribor	4	Jun-2023	1,037	950	(12)
Amsterdam Index	1	Oct-2022	136	126	(8)
Brent Crude	1	Oct-2022	99	85	(14)
Brent Crude	1	Nov-2022	86	84	(2)
Brent Crude	8	Nov-2022	751	681	(70)
BRL Currency	1	Oct-2022	18	19	–
Canadian 10-Year Bond	4	Dec-2022	365	358	(3)
Canola	1	Nov-2022	12	12	–
CBOE Volatility Index	12	Oct-2022	378	378	1
Copper	3	Dec-2022	261	256	(5)
Crude Palm Oil	2	Oct-2022	44	36	(6)
DAX Index	1	Dec-2022	327	297	(23)
E-Mini Crude Oil	1	Oct-2022	41	40	(1)
Euro STOXX 50	4	Dec-2022	145	130	(12)
EURO STOXX 50 DVP Futures Index	3	Dec-2023	35	33	(1)
Frozen Concentrated Orange Juice	1	Nov-2022	29	29	–
FTSE 100 Index	1	Dec-2022	77	77	–
FTSE MIB Index	1	Dec-2022	112	101	(9)
FTSE/JSE Top 40 Index	2	Dec-2022	70	64	(4)
Gasoline	2	Nov-2022	190	191	1
Hang Seng China Enterprises Index	6	Oct-2022	231	226	(5)
Hang Seng Index	5	Oct-2022	554	548	(6)
Japanese 10-Year Bond	4	Dec-2022	4,129	4,099	(1)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
KC HRW Wheat	5	Dec-2022	$246	$248	$2
Live Cattle	3	Dec-2022	178	176	(2)
Live Cattle	1	Feb-2023	62	60	(2)
LME Commodity	1	Dec-2022	56	54	(2)
LME Commodity	3	Dec-2022	158	162	5
LME Commodity	1	Dec-2022	204	190	(14)
LME Commodity	2	Dec-2022	388	379	(9)
LME Commodity	1	Oct-2022	130	126	(4)
LME Commodity	1	Nov-2022	128	126	(2)
LME Commodity	2	Dec-2022	369	378	9
LME Commodity	1	Dec-2022	126	127	1
LME Commodity	1	Dec-2022	146	127	(20)
Long Gilt 10-Year Bond	2	Dec-2022	259	215	(31)
Maize	5	Mar-2023	171	171	–
Maize	3	May-2023	103	103	–
Maize	39	Dec-2022	1,324	1,321	(3)
Mexican Peso	6	Dec-2022	147	147	–
Micro E-Mini S&P 500 Index	1	Dec-2022	18	18	–
Mill Wheat	1	May-2023	16	17	1
Mill Wheat	1	Mar-2023	17	17	1
Mini Hang Seng Index	6	Oct-2022	133	132	(1)
Mini Hang Seng Index	4	Oct-2022	31	30	–
MSCI Singapore Index	2	Oct-2022	39	39	–
Nikkei 225 Index	1	Dec-2022	19	18	(1)
NY Harbor ULSD	2	Oct-2022	278	271	(7)
NYMEX Cocoa	2	Dec-2022	42	43	–
NYMEX Cocoa	1	Dec-2022	23	24	1
Palladium	5	Dec-2022	1,075	1,091	16
Platinum	6	Oct-2022	268	261	(7)
Rapeseed Euro	2	Oct-2022	60	62	2
Red Wheat	1	Dec-2022	48	49	1
Rough Rice (CBOT)	2	Nov-2022	70	69	(2)
Russell 2000 Index E-MINI	1	Dec-2022	86	84	(2)
S&P 500 Index E-MINI	59	Dec-2022	10,802	10,624	(177)
SGX Iron Ore 62	2	Oct-2022	19	19	–
SGX Nifty 50	6	Oct-2022	203	205	2
Short-Term Euro-BTP	1	Dec-2022	106	103	(1)
Soybean	2	Jan-2023	143	138	(5)
Soybean Meal	4	Jan-2023	170	161	(10)
Soybean Oil	1	Jan-2023	37	37	–
SPI 200 Index	1	Dec-2022	114	103	(5)
STOXX Europe 600	1	Dec-2022	6	6	(1)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Sugar No. 11	9	Feb-2023	$179	$178	$(1)
Swiss Franc	2	Dec-2022	256	255	(1)
Three-Month SOFR	1	Jun-2023	242	239	(3)
TOPIX Index	1	Dec-2022	129	127	(2)
U.S. 10-Year Treasury Note	1	Dec-2022	115	112	(3)
U.S. Dollar Index	4	Dec-2022	451	448	(2)
U.S. Dollar Index	15	Oct-2022	150	150	–
U.S. Long Treasury Bond	1	Dec-2022	132	126	(6)
U.S. Ultra Long Treasury Bond	4	Dec-2022	567	548	(19)
Ultra 10-Year U.S. Treasury Note	1	Dec-2022	126	119	(8)
Wheat	25	Dec-2022	1,150	1,152	2
White Maize	1	Dec-2022	27	27	–
WTI Crude Oil	1	Oct-2022	81	80	(1)
Yen denom Nikkei	1	Dec-2022	91	90	(2)

			31,084	30,439	(495)
Short Contracts
3 Month Euribor	(1)	Dec-2024	$(245)	$(238)	$2
3 Month Euribor	(1)	Dec-2023	(232)	(238)	(1)
3 Month Euribor	(1)	Sep-2023	(244)	(237)	2
3 Month Euribor	(6)	Jun-2023	(1,534)	(1,425)	15
90-Day Euro$	(1)	Dec-2024	(240)	(240)	–
90-Day Euro$	(1)	Dec-2023	(239)	(239)	–
90-Day Euro$	(1)	Dec-2022	(240)	(238)	1
90-Day Euro$	(1)	Sep-2026	(242)	(240)	2
90-Day Euro$	(1)	Jun-2025	(242)	(240)	2
90-Day Euro$	(1)	Jun-2024	(242)	(240)	2
90-Day Euro$	(3)	Mar-2023	(723)	(715)	9
Amsterdam Index	(3)	Oct-2022	(372)	(377)	1
Australian 10-Year Bond	(2)	Dec-2022	(150)	(150)	(1)
Brent Crude	(14)	Nov-2022	(1,200)	(1,192)	8
Brent Crude	(1)	Oct-2022	(84)	(85)	(1)
Brent Crude	(1)	Dec-2022	(82)	(82)	–
British Pound	(1)	Dec-2022	(69)	(70)	–
CAC40 10 Euro Index	(4)	Oct-2022	(226)	(226)	2
Canadian 5-Year Bond	(3)	Dec-2022	(246)	(244)	–
CBOE Volatility Index	(13)	Nov-2022	(391)	(404)	(13)
CBOT Mini DJIA	(4)	Dec-2022	(587)	(576)	11
Coffee C	(1)	Dec-2022	(83)	(83)	–
Coffee Robusta	(1)	Nov-2022	(22)	(22)	1
Copper	(1)	Dec-2022	(83)	(85)	(2)
Crude Palm Oil	(2)	Oct-2022	(48)	(36)	10

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Palm Oil	(2)	Dec-2022	$(38)	$(37)	$1
DAX Index	(3)	Dec-2022	(892)	(892)	18
E-Mini Financial Select Sector	(1)	Dec-2022	(107)	(94)	13
E-Mini Natural Gas	(1)	Oct-2022	(17)	(17)	–
EUR E-Mini	(1)	Dec-2022	(61)	(62)	–
EUR/USD Micro	(2)	Dec-2022	(25)	(25)	1
Euro STOXX 50	(14)	Dec-2022	(451)	(455)	(1)
Euro STOXX 50	(1)	Dec-2022	(35)	(33)	1
EURO STOXX 50 DVP Futures Index	(3)	Dec-2023	(34)	(33)	–
Euro STOXX Banks	(20)	Dec-2022	(76)	(76)	(1)
Euro-Bobl	(35)	Dec-2022	(4,088)	(4,108)	(11)
Euro-BTP	(14)	Dec-2022	(1,524)	(1,536)	(10)
Euro-Bund	(28)	Dec-2022	(3,779)	(3,800)	(17)
Euro-Buxl	(2)	Dec-2022	(285)	(287)	4
Euro-OAT	(17)	Dec-2022	(2,190)	(2,201)	–
Euro-Schatz	(39)	Dec-2022	(4,094)	(4,096)	(5)
Feeder Cattle	(1)	Nov-2022	(87)	(87)	–
FTSE 100 Index	(3)	Dec-2022	(232)	(232)	–
FTSE China A50	(10)	Oct-2022	(130)	(129)	–
FTSE KLCI	(1)	Oct-2022	(15)	(15)	–
Ftse Mib Index	(4)	Dec-2022	(83)	(80)	3
FTSE MIB Index	(3)	Dec-2022	(304)	(302)	4
FTSE/JSE Top 40 Index	(7)	Dec-2022	(225)	(224)	–
Gasoline	(3)	Oct-2022	(297)	(299)	(2)
Gasoline	(1)	Nov-2022	(94)	(96)	(2)
Gold	(9)	Dec-2022	(1,492)	(1,505)	(12)
Hang Seng China Enterprises Index	(1)	Oct-2022	(38)	(38)	1
Hang Seng Index	(5)	Oct-2022	(558)	(548)	10
IBEX	(3)	Oct-2022	(23)	(22)	1
IBEX	(4)	Oct-2022	(290)	(289)	5
ICE ECX Emission 2022	(1)	Dec-2022	(65)	(65)	1
INR/USD Micro	(4)	Oct-2022	(98)	(98)	–
Japanese 10-Year Bond	(3)	Dec-2022	(3,074)	(3,074)	(6)
Japanese 10-Year Government Bond E-MINI	(2)	Dec-2022	(205)	(205)	(1)
KOSPI 200 Index	(10)	Dec-2022	(495)	(494)	1
Lean Hogs	(5)	Dec-2022	(154)	(152)	2
Live Cattle	(2)	Dec-2022	(121)	(118)	3
LME Commodity	(3)	Dec-2022	(163)	(162)	1
LME Commodity	(1)	Dec-2022	(196)	(190)	6

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Commodity	(2)	Dec-2022	$(390)	$(379)	$11
LME Commodity	(2)	Dec-2022	(388)	(379)	8
LME Commodity	(1)	Dec-2022	(188)	(189)	(1)
LME Commodity	(1)	Dec-2022	(56)	(54)	2
LME Commodity	(1)	Dec-2022	(186)	(190)	(4)
LME Commodity	(1)	Dec-2022	(586)	(527)	59
LME Commodity	(1)	Oct-2022	(136)	(126)	10
LME Commodity	(1)	Nov-2022	(139)	(126)	13
LME Commodity	(1)	Dec-2022	(135)	(127)	9
LME Commodity	(1)	Dec-2022	(148)	(126)	21
LME Commodity	(1)	Dec-2022	(150)	(127)	24
LME Zinc Base Metal	(1)	Dec-2022	(75)	(74)	1
Long Gilt 10-Year Bond	(10)	Dec-2022	(1,062)	(1,076)	(5)
Low Sulphur Gasoil	(1)	Nov-2022	(94)	(94)	–
Low Sulphur Gasoil	(1)	Feb-2023	(90)	(87)	3
Low Sulphur Gasoil	(1)	Jan-2023	(91)	(89)	2
Lumber	(1)	Nov-2022	(52)	(46)	6
Maize	(1)	Mar-2023	(31)	(34)	(3)
Micro E-mini Russell 2000 Index	(1)	Dec-2022	(9)	(8)	–
Mini DAX Index	(2)	Dec-2022	(118)	(119)	–
Mini Hang Seng Index	(4)	Oct-2022	(89)	(88)	1
MSCI EAFE Index	(4)	Dec-2022	(335)	(332)	3
MSCI Emerging Markets	(10)	Dec-2022	(449)	(436)	13
MSCI Singapore Index	(1)	Oct-2022	(20)	(20)	–
Nasdaq 100 E-Mini	(2)	Dec-2022	(45)	(44)	1
NASDAQ 100 Index E-MINI	(10)	Dec-2022	(2,250)	(2,207)	42
Natural Gas	(1)	Sep-2023	(50)	(50)	1
Nikkei 225 Index	(14)	Dec-2022	(253)	(251)	2
NY Harbor ULSD	(2)	Oct-2022	(263)	(271)	(8)
NYSE FANG+ Index	(1)	Dec-2022	(24)	(24)	–
OMX Stockholm 30	(7)	Oct-2022	(113)	(115)	(2)
Palladium	(1)	Dec-2022	(201)	(218)	(18)
Platinum	(6)	Oct-2022	(260)	(261)	(1)
Rapeseed Euro	(1)	Oct-2022	(28)	(31)	(2)
Russell 2000 Index E-MINI	(1)	Dec-2022	(85)	(83)	1
S&P 500 Index Material Sector	(1)	Dec-2022	(73)	(72)	1
S&P Mid Cap 400 Index E-MINI	(1)	Dec-2022	(223)	(221)	2
S&P TSX 60 Index	(2)	Dec-2022	(325)	(323)	(1)
SGX Iron Ore 62	(2)	Oct-2022	(19)	(19)	–

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
SGX Iron Ore 62	(2)	Nov-2022	$(19)	$(19)	$–
SGX Nifty 50	(4)	Oct-2022	(135)	(137)	(2)
Short-Term Euro-BTP	(8)	Dec-2022	(819)	(826)	(3)
Silver	(1)	Dec-2022	(92)	(95)	(4)
Soybean	(14)	Nov-2022	(971)	(955)	16
Soybean	(6)	Jan-2023	(423)	(413)	10
Soybean Meal	(2)	Dec-2022	(82)	(81)	1
Soybean Meal	(1)	Jan-2023	(42)	(40)	2
Soybean Oil	(1)	Jan-2023	(39)	(37)	3
Soybean Oil	(1)	Dec-2022	(38)	(37)	1
SPI 200 Index	(5)	Dec-2022	(521)	(517)	3
STOXX Europe 600	(6)	Dec-2022	(117)	(114)	2
STOXX Europe 600	(5)	Dec-2022	(29)	(29)	–
STOXX Europe 600	(1)	Dec-2022	(16)	(16)	–
Swiss Franc	(1)	Dec-2022	(131)	(128)	4
Three-Month SOFR	(1)	Jun-2023	(241)	(239)	2
Three-Month SOFR	(2)	Sep-2023	(479)	(478)	1
Three-Month SOFR	(3)	Dec-2023	(716)	(718)	(1)
TSR20 Rubber	(2)	Oct-2022	(13)	(13)	–
U.S. 2-Year Treasury Note	(27)	Dec-2022	(5,549)	(5,546)	4
U.S. 5-Year Treasury Note	(1)	Dec-2022	(108)	(107)	–
U.S. 10-Year Treasury Note	(42)	Dec-2022	(4,715)	(4,707)	8
U.S. Long Treasury Bond	(31)	Dec-2022	(3,933)	(3,919)	15
U.S. Ultra Long Treasury Bond	(6)	Dec-2022	(834)	(822)	12
Ultra 10-Year U.S. Treasury Note	(8)	Dec-2022	(951)	(948)	3
White Maize	(1)	Dec-2022	(28)	(27)	–
WTI Crude Oil	(1)	Nov-2022	(81)	(79)	2
WTI Crude Oil	(1)	Oct-2022	(83)	(79)	3
Yen denom Nikkei	(3)	Dec-2022	(271)	(269)	3
ZAR Currency	(1)	Dec-2022	(28)	(27)	–

			(64,934)	(64,563)	334

			$(33,850)	$(34,124)	$(161)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Brown Brothers Harriman	12/21/22-12/21/22	USD	227	EUR	223	$(2)

Brown Brothers Harriman	12/21/22	USD	228	CHF	232	(1)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	10/03/22-10/31/22	INR	8,967	USD	719,113	$(152)

Deutsche Bank	10/03/22-11/04/22	USD	799,000	INR	9,967	175

Deutsche Bank	10/03/22-10/28/22	USD	930,287	CLP	1,000	42

Deutsche Bank	10/03/22-10/24/22	CLP	900	USD	831,636	(43)

Deutsche Bank	10/04/22-11/03/22	USD	12,019	BRL	2,300	75

Deutsche Bank	10/04/22-11/03/22	BRL	2,300	USD	12,049	(72)

Deutsche Bank	10/06/22-11/07/22	KRW	1,400	USD	1,961,916	(35)

Deutsche Bank	10/06/22-11/04/22	USD	2,780,630	KRW	2,000	65

Deutsche Bank	10/11/22-10/18/22	USD	23,190	CNH	3,300	52

Deutsche Bank	10/11/22-10/18/22	CNH	2,600	USD	18,582	4

Deutsche Bank	10/13/22-10/31/22	TWD	500	USD	15,512	(12)

Deutsche Bank	10/13/22-10/28/22	USD	24,793	TWD	800	20

Deutsche Bank	10/18/22-10/18/22	AUD	1,573	USD	2,400	(37)

Deutsche Bank	10/18/22	CHF	875	EUR	839	(7)

Deutsche Bank	10/18/22	EUR	936	AUD	625	14

Deutsche Bank	10/18/22-10/18/22	GBP	2,100	EUR	1,875	33

Deutsche Bank	10/18/22	HUF	300	USD	126,876	(8)

Deutsche Bank	10/18/22-10/18/22	JPY	3,800	AUD	358,582	50

Deutsche Bank	10/18/22	JPY	2,600	CAD	276,748	33

Deutsche Bank	10/18/22-10/18/22	JPY	3,100	EUR	434,241	(37)

Deutsche Bank	10/18/22-10/18/22	AUD	1,247	CAD	1,400	(7)

Deutsche Bank	10/18/22	EUR	1,162	CAD	875	18

Deutsche Bank	10/18/22	USD	600,000	JPY	4,184	31

Deutsche Bank	10/18/22-10/18/22	MXN	6,756	USD	136,500	(2)

Deutsche Bank	10/18/22	AUD	875	EUR	1,304	(24)

Deutsche Bank	10/18/22-10/18/22	CHF	2,939	USD	2,875	(20)

Deutsche Bank	10/18/22-10/18/22	EUR	13,970	USD	14,250	13

Deutsche Bank	10/18/22-10/18/22	EUR	2,361	GBP	2,700	12

Deutsche Bank	10/18/22-10/18/22	EUR	697,959	JPY	4,900	(22)

Deutsche Bank	10/18/22	EUR	1,923	PLN	400	6

Deutsche Bank	10/18/22-10/18/22	GBP	219,442	JPY	1,375	17

Deutsche Bank	10/18/22-10/18/22	NZD	1,619	USD	2,800	(52)

Deutsche Bank	10/18/22-10/18/22	JPY	2,800	NZD	234,476	56

Deutsche Bank	10/18/22	USD	1,041	ILS	300	8

Deutsche Bank	10/18/22-10/18/22	USD	10,755	SEK	1,000	30

Deutsche Bank	10/18/22	CAD	3,998	USD	5,400	(89)

Deutsche Bank	10/18/22	CAD	1,500	EUR	1,982	(37)

Deutsche Bank	10/18/22	CAD	366,844	JPY	3,400	(78)

Deutsche Bank	10/18/22-10/18/22	CAD	2,000	AUD	1,773	3

Deutsche Bank	10/18/22	GBP	1,887	AUD	1,125	49

Deutsche Bank	10/18/22	ZAR	400	USD	7,153	(5)

Deutsche Bank	10/18/22	USD	4,200	NZD	2,468	118

Deutsche Bank	10/18/22-10/18/22	NZD	301,989	JPY	3,600	(75)

Deutsche Bank	10/18/22-10/18/22	GBP	1,579	USD	1,438	27

Deutsche Bank	10/18/22	USD	15,750	EUR	15,655	199

Deutsche Bank	10/18/22	USD	7,000	CAD	5,276	209

Deutsche Bank	10/18/22-10/18/22	SEK	250	EUR	2,707	(2)

Deutsche Bank	10/18/22	SEK	1,500	NOK	1,570	4

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)

Deutsche Bank	10/18/22-10/18/22	SEK	700	USD	7,692	$(6)

Deutsche Bank	10/18/22-10/18/22	SGD	300	USD	432	1

Deutsche Bank	10/18/22-10/18/22	USD	110,500	MXN	5,463	(5)

Deutsche Bank	10/18/22	AUD	2,026	NZD	1,800	18

Deutsche Bank	10/18/22	AUD	1,500	GBP	2,548	(45)

Deutsche Bank	10/18/22-10/18/22	CHF	375	GBP	407	(5)

Deutsche Bank	10/18/22-10/18/22	JPY	1,000	GBP	159,534	(13)

Deutsche Bank	10/18/22	JPY	250	CHF	36,594	(1)

Deutsche Bank	10/18/22	NOK	200	USD	2,085	(8)

Deutsche Bank	10/18/22	PLN	200	EUR	954	(4)

Deutsche Bank	10/18/22	USD	10,565	ZAR	600	17

Deutsche Bank	10/18/22-10/18/22	EUR	9,387	SEK	875	12

Deutsche Bank	10/18/22	USD	164,022	HUF	400	22

Deutsche Bank	10/18/22-10/18/22	USD	2,000	GBP	2,269	35

Deutsche Bank	10/18/22	USD	3,300	AUD	2,204	93

Deutsche Bank	10/18/22	USD	4,292	PLN	900	37

Deutsche Bank	10/18/22-10/18/22	USD	3,375	CHF	3,501	75

Deutsche Bank	10/18/22	AUD	476,264	JPY	5,000	(97)

Deutsche Bank	10/18/22	NZD	1,000	AUD	1,139	(2)

Deutsche Bank	10/18/22	NOK	875	EUR	8,967	(35)

Deutsche Bank	10/18/22	USD	7,098	NOK	700	48

Deutsche Bank	10/18/22	EUR	8,968	NOK	875	35

Deutsche Bank	10/18/22	HUF	100	EUR	41,004	(4)

Deutsche Bank	10/18/22-10/18/22	JPY	2,954	USD	425,000	(12)

Deutsche Bank	10/18/22	USD	1,546	SGD	1,100	24

Deutsche Bank	10/18/22	EUR	121	CHF	125	—

Deutsche Bank	10/18/22-10/18/22	PLN	700	USD	3,425	(11)

Deutsche Bank	10/18/22	GBP	277	CHF	250	(2)

Deutsche Bank	10/18/22	CHF	74,581	JPY	500	(9)

Deutsche Bank	10/18/22	EUR	40,631	HUF	100	5

Deutsche Bank	10/18/22	NOK	5,274	SEK	5,000	(16)

Deutsche Bank	12/06/22	TRY	700	USD	13,910	(13)

Deutsche Bank	12/06/22	USD	27,860	TRY	1,400	24

Morgan Stanley	12/21/22	USD	2,945	EUR	2,963	57

Morgan Stanley	12/21/22	EUR	175	USD	179	2

Morgan Stanley	12/21/22	USD	356	CHF	371	7

Morgan Stanley	12/21/22	USD	1,412	GBP	1,615	36

						$804

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Open OTC swap agreements held by the Fund at September 30, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	** MLBX3P23 INDEX	0.00%	ASSET RETURN	Quarterly	11/21/22	USD	$39,965	$778	$–	$778
Bank of America	** MLEISUVU INDEX	0.20%	ASSET RETURN	Quarterly	03/03/23	USD	28,897	62	–	62
Bank of America	** RU10INTR INDEX	ASSET RETURN	3M SOFR+0.39%	Quarterly	04/12/23	USD	22,663	1,351	–	1,351
Bank of America	** RU10INTR INDEX	ASSET RETURN	3M SOFR+0.39%	Quarterly	04/12/23	USD	4,377	458	–	458
Bank of America	** RU20INTR INDEX	3M SOFR+0.22%	ASSET RETURN	Quarterly	04/12/23	USD	4,070	(397)	–	(397)
Bank of America	** RU20INTR INDEX	3M SOFR+0.22%	ASSET RETURN	Quarterly	04/12/23	USD	22,707	(853)	–	(853)
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	396	–	396
Barclays	** BBL17001 INDEX	0.00%	ASSET RETURN	Monthly	12/16/22	USD	41,274	575	–	575
Barclays	** BEFSEB05 INDEX	0.00%	ASSET RETURN	Quarterly	04/14/23	USD	47,136	(300)	–	(300)
BNP Paribas	** BNPUMFRL INDEX	3M SOFR+0.47%	ASSET RETURN	Quarterly	05/04/23	USD	28,476	(3,510)	–	(3,510)
BNP Paribas	** BNPUMFRS INDEX	ASSET RETURN	3M SOFR+0.27%	Quarterly	05/04/23	USD	28,788	4,120	–	4,120
Credit Suisse	** CSVPDSPG INDEX	0.50%	ASSET RETURN	Monthly	05/19/23	USD	21,731	47	–	47
Credit Suisse	** CSVTBSK7 INDEX	0.00%	ASSET RETURN	Quarterly	05/12/23	USD	55,146	(13)	–	(13)
Goldman Sachs	** GSVLR2B4 INDEX	0.00%	ASSET RETURN	Quarterly	08/03/23	USD	27,677	(1,659)	–	(1,659)
Goldman Sachs	** GSXUCYCL INDEX	3M SOFR+0.40%	ASSET RETURN	Quarterly	06/07/23	USD	10,406	(1,334)	–	(1,334)
Goldman Sachs	** GSXUEDEF INDEX	ASSET RETURN	3M SOFR-0.35%	Quarterly	06/07/23	USD	25,275	2,404	–	2,404
Goldman Sachs	** GSXUSGRO INDEX	3M SOFR+0.40%	ASSET RETURN	Quarterly	06/07/23	USD	9,817	(710)	–	(710)
JPMorgan Chase	** JPQIFSL1 INDEX	FED FUNDS+0.64%	ASSET RETURN	Quarterly	02/21/23	USD	28,116	(2,598)	–	(2,598)
JPMorgan Chase	** JPQIFSS1 INDEX	ASSET RETURN	FED FUNDS-0.21%	Quarterly	02/21/23	USD	21,785	2,403	–	2,403
JPMorgan Chase	** JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/23	USD	28,732	45	–	45
JPMorgan Chase	ASDZ22 INDEX	0.00%	ASSET RETURN	N/A	12/16/22	USD	24,000	1,202	–	1,202
JPMorgan Chase	ASDZ22 INDEX	ASSET RETURN	0.00%	N/A	12/16/22	USD	24,850	(352)	–	(352)
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	904	–	904
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	06/20/23	USD	2,500	(52)	1	(53)
JPMorgan Chase	IBOXIG INDEX	3M SOFR	ASSET RETURN	Quarterly	06/20/23	USD	2,500	24	(1)	25
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/22	USD	9,964	53	33	20
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	03/20/23	USD	10,666	32	44	(12)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Macquarie Bank Limited	** MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/24/23	USD	41,324	$(3)	$–	$(3)
Macquarie Bank Limited	** MQIS331 INDEX	0.25%	ASSET RETURN	Quarterly	03/09/23	USD	26,519	280	–	280
Nomura	** NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	07/29/23	USD	22,120	(315)	–	(315)
Societe Generale	** SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/21/23	USD	28,520	(1,054)	–	(1,054)
Societe Generale	** SGIXVR2U INDEX	12m SOFR	ASSET RETURN	N/A	04/05/23	USD	38,399	2,920	26	2,894

							763,960	$4,904	$103	$4,801

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2022.

**BBL17001 Index: A strategy that seeks to provide exposure to the spread between mortgages and treasury securities.

	Top Underlying Components	Notional	Percentage of Notional

Fixed Income Index	MFI US Bills	44,146,579	102.73%

Financial commodity future.	US 10YR Note (CBT) Dec22	37,930,808	88.26%

	US 5YR Note (CBT) Dec22	8,320,494	19.36%

	US 2YR Note (CBT) Dec22	875,966	2.04%

MBS 30yr	FNCL 2 11/22	(5,552,334)	-12.92%

	FNCL 2.5 11/22	(4,185,738)	-9.74%

	FNCL 3.5 11/22	(3,347,731)	-7.79%

	FNCL 4.5 11/22	(3,193,022)	-7.43%

	G2SF 2 11/22	(3,034,015)	-7.06%

	FNCL 3 11/22	(2,922,281)	-6.80%

	FNCL 4 11/22	(2,883,604)	-6.71%

	G2SF 2.5 11/22	(2,505,426)	-5.83%

	G2SF 3.5 11/22	(2,402,287)	-5.59%

	G2SF 4 11/22	(1,727,584)	-4.02%

	G2SF 3 11/22	(1,370,894)	-3.19%

	FNCL 1.5 11/22	(1,211,887)	-2.82%

MBS 15yr	FNCI 2 11/22	(3,893,510)	-9.06%

	FNCI 1.5 11/22	(2,428,072)	-5.65%

	FNCI 2.5 11/22	(2,316,337)	-5.39%

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	BXIIIDME Index	32,766,789	69.96%

	BXIIAIDM Index	14,079,040	30.06%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Innovage Holding Corp	78,337	0.31%

	Ideaya Biosciences Inc	75,293	0.30%

	Weatherford International Pl	69,096	0.28%

	Montauk Renewables Inc	66,073	0.26%

	PBF Energy Inc - Class A	63,365	0.25%

	Phathom Pharmaceuticals Inc	61,800	0.25%

	NRG Energy Inc	61,706	0.25%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Marathon Petroleum Corp	61,180	0.24%

SJW Group	59,603	0.24%

Unitil Corp	59,563	0.24%

Quanterix Corp	59,336	0.24%

Artesian Resources Corp - Class A	59,200	0.24%

Chesapeake Energy Corp	59,186	0.24%

Home Bancorp Inc	59,065	0.24%

South Plains Financial Inc	59,037	0.24%

Via Renewables Inc	58,945	0.23%

First Bancorp/Nc	58,759	0.23%

Cadence Bank	58,502	0.23%

Associated Banc-Corp	58,355	0.23%

Pathward Financial Inc	58,340	0.23%

HBT Financial Inc/De	58,276	0.23%

Heritage Commerce Corp	58,034	0.23%

Texas Pacific Land Corp	57,971	0.23%

Comstock Resources Inc	57,866	0.23%

VAALCO Energy Inc	57,857	0.23%

Peapack-Gladstone Finl Corp	57,801	0.23%

Maravai Lifesciences Hldgs - Class A	57,788	0.23%

National Fuel Gas Co	57,748	0.23%

FNB Corp	57,706	0.23%

Consolidated Edison Inc	57,702	0.23%

Valero Energy Corp	57,455	0.23%

Tyra Biosciences Inc	57,405	0.23%

Columbia Banking System Inc	57,277	0.23%

S & T Bancorp Inc	56,979	0.23%

Delek US Holdings Inc	56,970	0.23%

Republic First Bancorp Inc	56,960	0.23%

IGM Biosciences Inc	56,947	0.23%

Carter Bankshares Inc	56,573	0.23%

Hanmi Financial Corporation	56,530	0.23%

1st Source Corp	56,375	0.22%

Bank Of Marin Bancorp/Ca	56,339	0.22%

Civitas Resources Inc	56,253	0.22%

Exelon Corp	56,134	0.22%

Cactus Inc - Class A	56,117	0.22%

First Business Financial Ser	56,006	0.22%

Brookfield Renewable Cor - Class A	55,973	0.22%

Brookfield Infrastructure - Class A	55,965	0.22%

Ardmore Shipping Corp	55,814	0.22%

PCB Bancorp	55,606	0.22%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Prothena Corp Plc	(134,400)	0.54%

	Cano Health Inc	(82,237)	0.33%

	Coeur Mining Inc	(77,665)	0.31%

	Revance Therapeutics Inc	(74,919)	0.30%

	LiveVox Holdings Inc	(71,123)	0.29%

	FTI Consulting Inc	(68,026)	0.27%

	Planet Labs Pbc	(67,843)	0.27%

	Alphatec Holdings Inc	(67,328)	0.27%

	Constellation Energy	(67,198)	0.27%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Transcat Inc	(66,505)	0.27%

Valaris Ltd	(66,435)	0.27%

Huron Consulting Group Inc	(65,667)	0.26%

South Jersey Industries	(65,448)	0.26%

Heartland Express Inc	(65,164)	0.26%

Chargepoint Holdings Inc	(64,889)	0.26%

Alto Ingredients Inc	(64,878)	0.26%

Immunitybio Inc	(64,764)	0.26%

Ameresco Inc - Class A	(64,592)	0.26%

Penumbra Inc	(64,381)	0.26%

Nov Inc	(64,215)	0.26%

Archaea Energy Inc	(64,167)	0.26%

Anavex Life Sciences Corp	(64,167)	0.26%

Dht Holdings Inc	(64,125)	0.26%

Nordic American Tankers Ltd	(64,062)	0.26%

Pnm Resources Inc	(64,052)	0.26%

Aaon Inc	(63,386)	0.26%

Solaris Oilfield Infrast - Class A	(63,093)	0.25%

Core & Main Inc - Class A	(62,962)	0.25%

Kinetik Holdings Inc	(62,746)	0.25%

Booz Allen Hamilton Holdings	(62,739)	0.25%

Viewray Inc	(62,466)	0.25%

Outlook Therapeutics Inc	(62,425)	0.25%

Phreesia Inc	(62,411)	0.25%

Hecla Mining Co	(62,375)	0.25%

Infrastructure And Energy Alternatives Inc	(62,049)	0.25%

Enviva Inc	(61,568)	0.25%

Allegion Plc	(61,446)	0.25%

Alight Inc - Class A	(61,331)	0.25%

Stem Inc	(61,306)	0.25%

Republic Services Inc	(61,239)	0.25%

City Holding Co	(61,174)	0.25%

Lyft Inc - Class A	(61,131)	0.25%

Sitio Royalties Corp	(61,103)	0.25%

Rocket Pharmaceuticals Inc	(60,719)	0.24%

Workiva Inc	(60,647)	0.24%

Allovir Inc	(60,613)	0.24%

F45 Training Holdings Inc	(60,470)	0.24%

Fulcrum Therapeutics Inc	(60,402)	0.24%

Albemarle Corp	(60,120)	0.24%

Compass Minerals Internation	(60,072)	0.24%

**CSVPDSPG Index: Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

	Top Underlying Components	Notional	Percentage of Notional

Put Option	SPDR S&P 500 ETF Trust Put	(108,784,681)	-650.75%

	Apple Inc Put	14,820,879	88.66%

	Microsoft Corp Put	12,132,785	72.58%

	Amazon.Com Inc Put	6,831,537	40.87%

	Tesla Inc Put	4,367,845	26.13%

	Alphabet Inc - Class A Put	3,864,526	23.12%

	Alphabet Inc-Cl C Put	3,606,763	21.58%

	Berkshire Hathaway Inc - Class B Put	3,291,217	19.69%

	UnitedHealth Group Inc Put	3,137,688	18.77%

	Johnson & Johnson Put	2,723,483	16.29%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	The Procter & Gamble Co Put	2,386,373	14.28%

	JPMorgan Chase & Co Put	2,219,342	13.28%

	Visa Inc - Class A Shares Put	2,210,201	13.22%

	Exxon Mobil Corp Put	2,175,065	13.01%

	NVIDIA Corp Put	2,073,128	12.40%

	Meta Platforms Inc - Class A Put	1,987,622	11.89%

	Chevron Corp Put	1,821,590	10.90%

	Home Depot Inc Put	1,801,323	10.78%

	PepsiCo Inc Put	1,714,735	10.26%

	Pfizer Inc Put	1,556,895	9.31%

	The Coca-Cola Co Put	1,513,807	9.06%

	Bank of America Corp Put	1,504,617	9.00%

	Eli Lilly & Co Put	1,495,361	8.95%

	Costco Wholesale Corp Put	1,481,032	8.86%

	Merck & Co. Inc. Put	1,472,389	8.81%

	AbbVie Inc Put	1,439,671	8.61%

Call Option	SPDR S&P 500 ETF Trust Call	(59,872,289)	-358.15%

	Apple Inc Call	10,257,504	61.36%

	Microsoft Corp Call	8,577,312	51.31%

	Amazon.Com Inc Call	5,387,367	32.23%

	Tesla Inc Call	3,845,054	23.00%

	Alphabet Inc - Class A Call	3,155,857	18.88%

	Alphabet Inc-Cl C Call	2,868,628	17.16%

	Berkshire Hathaway Inc - Class B Call	2,217,313	13.26%

	UnitedHealth Group Inc Call	2,109,926	12.62%

	NVIDIA Corp Call	1,897,870	11.35%

	Johnson & Johnson Call	1,879,607	11.24%

	Exxon Mobil Corp Call	1,854,928	11.10%

	Meta Platforms Inc - Class A Call	1,738,730	10.40%

	JPMorgan Chase & Co Call	1,457,666	8.72%

	The Procter & Gamble Co Call	1,443,065	8.63%

	Home Depot Inc Call	1,436,263	8.59%

	Visa Inc - Class A Shares Call	1,397,541	8.36%

Equity Index	SPDR S&P 500 ETF Trust	(53,502,105)	-320.05%

Common Stock	Apple Inc	8,821,666	52.77%

	Microsoft Corp	5,725,431	34.25%

	Amazon.Com Inc	2,935,791	17.56%

	Alphabet Inc - Class A	1,798,080	10.76%

	Alphabet Inc-Cl C	1,736,394	10.39%

	The Procter & Gamble Co	1,448,013	8.66%

**CSVTBSK7 Index: Equally-weighted basket of 8 indices where for each of them we are selling a Variance Swap at a higher level than the Volatility Target that is systematically incorporated in their strategy to capture this spread.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	CSVTVS06 Index	6,891,471	12.50%

**GSVLR2B4 Index: The exposure is a custom index that is short Euro Rate Volatility and Long US Rate Volatility. The implementation is notional neutral and has a calendar spread –short 1y/2y Euro Rate Vol and long 10y US Rate Vol –with a long Vega, positive carry profile.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	GSVLLUB1	27,893,221	107.20%

	GSVLSEB2	25,580,061	98.31%

	GSVLLUB1 Index	27,893,221	107.20%

	GSVLSEB2 Index	25,580,061	98.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Morgan Stanley	173,433	2.23%

	Wells Fargo & Co	163,160	2.10%

	Texas Instruments Inc	161,205	2.08%

	Citigroup Inc	156,617	2.02%

	JPMorgan Chase & Co	155,913	2.01%

	QUALCOMM Inc	149,864	1.93%

	S&P Global Inc	149,005	1.92%

	Bank of America Corp	145,746	1.88%

	The Walt Disney Co	142,920	1.84%

	Ford Motor Co	141,210	1.82%

	The Boeing Co	135,249	1.74%

	Micron Technology Inc	131,854	1.70%

	Nike Inc - Class B	129,584	1.67%

	Honeywell International Inc	124,130	1.60%

	Activision Blizzard Inc	120,909	1.56%

	General Motors Co	118,180	1.52%

	Applied Materials Inc	117,437	1.51%

	American Express Co	113,898	1.47%

	American Airlines Group Inc	105,934	1.36%

	Intel Corp	105,150	1.35%

	United Airlines Holdings Inc	98,422	1.27%

	Analog Devices Inc	96,710	1.24%

	Delta Air Lines Inc	95,428	1.23%

	Schwab (Charles) Corp	94,351	1.21%

	Lam Research Corp	92,222	1.19%

	United Parcel Service - Class B	89,382	1.15%

	BlackRock Inc	87,043	1.12%

	3M Co	83,007	1.07%

	KLA Corp	82,644	1.06%

	General Electric Co	81,120	1.04%

	Chubb Ltd	72,459	0.93%

	Fedex Corp	70,829	0.91%

	Aon Plc - Class A	69,550	0.90%

	US Bancorp	69,529	0.90%

	Union Pacific Corp	67,670	0.87%

	Microchip Technology Inc	67,063	0.86%

	PNC Financial Services Group	66,793	0.86%

	M & T Bank Corp	65,502	0.84%

	Capital One Financial Corp	62,422	0.80%

	Cummins Inc	57,499	0.74%

	CME Group Inc	57,302	0.74%

	Marsh & Mclennan Cos	56,246	0.72%

	Metlife Inc	55,891	0.72%

	Truist Financial Corp	55,879	0.72%

	Advanced Micro Devices	55,376	0.71%

	Intercontinental Exchange Inc	53,200	0.68%

	Bank Of New York Mellon Corp	52,738	0.68%

	Allstate Corp	52,528	0.68%

	Southwest Airlines Co	52,476	0.68%

	American International Group	52,268	0.67%

**GSXUEDEF Index: This basket consists of defensive companies that are expensive relative to its own history, and/or expensive to Index level.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Eli Lilly & Co	(573,834)	2.92%

	Mckesson Corp	(569,026)	2.90%

	Republic Services Inc	(533,674)	2.72%

	Kellogg Co	(531,089)	2.70%

	UnitedHealth Group Inc	(517,714)	2.64%

	Waste Management Inc	(517,382)	2.64%

	CVS Health Corp	(507,523)	2.58%

	PepsiCo Inc	(499,784)	2.55%

	Johnson & Johnson	(469,955)	2.39%

	Elevance Health Inc	(469,883)	2.39%

	AmerisourceBergen Corp	(466,739)	2.38%

	Costco Wholesale Corp	(458,758)	2.34%

	Waters Corp	(458,182)	2.33%

	The Coca-Cola Co	(453,521)	2.31%

	Centerpoint Energy Inc	(444,034)	2.26%

	Consolidated Edison Inc	(443,767)	2.26%

	The Southern Co	(442,375)	2.25%

	Philip Morris International	(432,444)	2.20%

	PPL Corp	(429,454)	2.19%

	DTE Energy Company	(425,809)	2.17%

	Kimberly-Clark Corp	(424,930)	2.16%

	American Electric Power	(419,479)	2.14%

	Kroger Co	(418,240)	2.13%

	Ameren Corporation	(416,807)	2.12%

	Firstenergy Corp	(410,389)	2.09%

	The Procter & Gamble Co	(409,482)	2.09%

	CMS Energy Corp	(409,071)	2.08%

	Duke Energy Corp	(407,701)	2.08%

	Entergy Corp	(406,042)	2.07%

	Edwards Lifesciences Corp	(404,803)	2.06%

	Public Service Enterprise Gp	(388,913)	1.98%

	Exelon Corp	(382,425)	1.95%

	Steris Plc	(381,287)	1.94%

	McCormick & Co-Non Vtg Shrs	(373,614)	1.90%

	Illumina Inc	(325,667)	1.66%

REIT	Equity LifeStyle Properties Inc	(429,055)	2.19%

	AvalonBay Communities Inc	(427,946)	2.18%

	Eastgroup Properties Inc	(415,912)	2.12%

	Equinix Inc	(415,753)	2.12%

	UDR Inc	(413,834)	2.11%

	First Industrial Realty Trust Inc	(409,749)	2.09%

	Camden Property Trust	(408,066)	2.08%

	Essex Property Trust Inc	(389,716)	1.98%

	Ventas Inc	(370,509)	1.89%

	Independence Realty Trust Inc	(329,988)	1.68%

**GSXUSGRO Index: This basket consists of companies in the Russell 3000 that were identified to grow regardless of how the economy performs.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	EPAM Systems Inc	243,029	3.01%

	Vertex Pharmaceuticals Inc	218,323	2.70%

	Costar Group Inc	207,225	2.56%

	Pinterest Inc - Class A	207,001	2.56%

	The Trade Desk Inc - Class A	184,993	2.29%

	Etsy Inc	180,959	2.24%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Veeva Systems Inc - Class A	176,370	2.18%

Snowflake Inc - Class A	172,258	2.13%

Insulet Corp	171,295	2.12%

Palo Alto Networks Inc	169,804	2.10%

Intuit Inc	169,555	2.10%

Paypal Holdings Inc	162,643	2.01%

Tesla Inc	162,273	2.01%

Atlassian Corp Plc - Class A	161,106	1.99%

Crowdstrike Holdings Inc - Class A	159,894	1.98%

Lululemon Athletica Inc	158,568	1.96%

ServiceNow Inc	154,238	1.91%

Salesforce Inc	153,776	1.90%

Fortinet Inc	153,282	1.90%

Amazon.Com Inc	153,163	1.90%

Zscaler Inc	152,341	1.89%

Alphabet Inc - Class A	150,671	1.86%

Paycom Software Inc	143,048	1.77%

Workday Inc - Class A	140,523	1.74%

Netflix Inc	139,724	1.73%

Datadog Inc - Class A	139,253	1.72%

Asana Inc - Class A	135,333	1.68%

Palantir Technologies Inc - Class A	134,047	1.66%

Dexcom Inc	133,360	1.65%

Adobe Inc	130,219	1.61%

Hubspot Inc	129,629	1.60%

Spotify Technology SA	128,723	1.59%

Meta Platforms Inc - Class A	128,402	1.59%

Coupa Software Inc	117,430	1.45%

DocuSign Inc	110,834	1.37%

GoDaddy Inc - Class A	106,070	1.31%

Cloudflare Inc - Class A	105,767	1.31%

Avalara Inc	104,419	1.29%

Roku Inc	103,443	1.28%

MongoDB Inc	100,380	1.24%

Five9 Inc	99,249	1.23%

Twilio Inc - Class A	99,034	1.23%

Doordash Inc - Class A	97,882	1.21%

Elastic NC	97,326	1.20%

Floor & Decor Holdings Inc - Class A	93,216	1.15%

Incyte Corp	90,652	1.12%

Shockwave Medical Inc	89,472	1.11%

Charles River Laboratories	83,990	1.04%

Okta Inc	83,923	1.04%

Wingstop Inc	82,548	1.02%

**JPQIFSL1 Index: Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Newmont Corp	619,174	2.43%

	PACCAR Inc	610,403	2.39%

	Fastenal Co	608,887	2.39%

	Cummins Inc	601,000	2.36%

	LyondellBasell Industries NV - Class A	597,557	2.34%

	Raytheon Technologies Corp	597,264	2.34%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Atlas Air Worldwide Holdings	597,014	2.34%

	Huntington Ingalls Industrie	595,585	2.33%

	3M Co	592,863	2.32%

	Robert Half Intl Inc	591,624	2.32%

	Eaton Corp Plc	590,319	2.31%

	Dow Inc	584,945	2.29%

	Lockheed Martin Corp	583,395	2.29%

	Firstenergy Corp	571,774	2.24%

	L3Harris Technologies Inc	568,296	2.23%

	Kinder Morgan Inc	567,035	2.22%

	C.H. Robinson Worldwide Inc	558,411	2.19%

	Stanley Black & Decker Inc	548,681	2.15%

	Eastman Chemical Co	545,875	2.14%

	United Parcel Service - Class B	545,416	2.14%

	Avis Budget Group Inc	544,632	2.13%

	AGCO Corp	526,178	2.06%

	Edison International	517,442	2.03%

	ONEOK Inc	512,421	2.01%

	Coterra Energy Inc	501,567	1.97%

	International Paper Co	499,007	1.96%

	Pinnacle West Capital	423,850	1.66%

	South Jersey Industries	410,376	1.61%

	Antero Midstream Corp	370,472	1.45%

	OGE Energy Corp	364,333	1.43%

	The Chemours Co	363,066	1.42%

	Huntsman Corp	359,505	1.41%

	MSC Industrial Direct Co - Class A	324,851	1.27%

	Scotts Miracle-Gro Co	324,726	1.27%

	Hubbell Inc	293,875	1.15%

	Duke Energy Corp	287,893	1.13%

	Manpowergroup Inc	258,796	1.01%

	Equitrans Midstream Corp	258,007	1.01%

REIT	Gaming And Leisure Properties Inc	579,317	2.27%

	Weyerhaeuser Co	569,400	2.23%

	Simon Property Group Inc	563,192	2.21%

	Store Capital Corp	543,977	2.13%

	Medical Properties Trust Inc	541,129	2.12%

	Vornado Realty Trust	491,223	1.92%

	Omega Healthcare Investors	432,652	1.70%

	Sl Green Realty Corp	397,491	1.56%

	Physicians Realty Trust	385,217	1.51%

	Spirit Realty Capital Inc	352,195	1.38%

	Sabra Health Care REIT Inc	292,061	1.14%

Unit	Enlink Midstream LLC	254,685	1.00%

**JPQIFSS1 Index: Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Saia Inc	(448,068)	2.31%

	Vulcan Materials Co	(434,465)	2.24%

	Old Dominion Freight Line	(433,658)	2.24%

	Cheniere Energy Inc	(430,816)	2.22%

	Constellation Energy	(428,303)	2.21%

	Martin Marietta Materials	(426,560)	2.20%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	P G & E Corp	(426,096)	2.20%

	Occidental Petroleum Corp	(421,898)	2.18%

	United Rentals Inc	(418,114)	2.16%

	Albemarle Corp	(412,120)	2.13%

	Corteva Inc	(411,135)	2.12%

	The Sherwin-Williams Co	(408,722)	2.11%

	Nextera Energy Inc	(407,401)	2.10%

	Textron Inc	(406,364)	2.10%

	XPO Logistics Inc	(402,092)	2.07%

	General Electric Co	(401,493)	2.07%

	Transdigm Group Inc	(399,483)	2.06%

	Trex Company Inc	(393,467)	2.03%

	American Water Works Co Inc	(393,393)	2.03%

	Centerpoint Energy Inc	(391,340)	2.02%

	Chart Industries Inc	(387,891)	2.00%

	Technipfmc Plc	(383,867)	1.98%

	Generac Holdings Inc	(381,506)	1.97%

	American Airlines Group Inc	(377,053)	1.95%

	Delta Air Lines Inc	(376,794)	1.94%

	Southwest Airlines Co	(373,497)	1.93%

	Crown Holdings Inc	(371,628)	1.92%

	The Boeing Co	(361,259)	1.86%

	Uber Technologies Inc	(357,457)	1.84%

	Lyft Inc - Class A	(346,411)	1.79%

	Middleby Corp	(332,727)	1.72%

	Sunrun Inc	(330,023)	1.70%

	HEICO Corp	(329,893)	1.70%

	Axalta Coating Systems Ltd	(319,338)	1.65%

	The Azek Co Inc	(304,616)	1.57%

	Ecolab Inc	(287,825)	1.49%

	GXO Logistics Inc	(284,790)	1.47%

	Berry Global Group Inc	(284,382)	1.47%

	Hess Corp	(256,165)	1.32%

	Quanta Services Inc	(238,329)	1.23%

REIT	SBA Communications Corp	(413,681)	2.13%

	Equinix Inc	(412,462)	2.13%

	American Homes 4 Rent - Class A	(411,519)	2.12%

	Sun Communities Inc	(397,329)	2.05%

	American Tower Corp	(391,525)	2.02%

	Host Hotels & Resorts Inc	(391,428)	2.02%

	Duke Realty Corp	(391,139)	2.02%

	Prologis Inc	(390,672)	2.02%

	Park Hotels & Resorts Inc	(279,327)	1.44%

	Sunstone Hotel Investors Inc	(202,662)	1.05%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	S&P 500 Index	11,068,280	44.36%

**MLBX3P23 Index: Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

	Top Underlying Components	Notional	Percentage of Notional

Physical commodity future.	Natural Gas Futures Nov22	(12,304,463)	-30.20%

	Natural Gas Futures Dec22	9,126,489	22.40%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

WTI Crude Futures Nov22	(6,804,124)	-16.70%

WTI Crude Futures Jan23	6,681,894	16.40%

Brent Crude Futures Feb23	5,989,258	14.70%

Brent Crude Futures Jan23	(5,948,515)	-14.60%

Corn Futures May23	5,255,880	12.90%

Lean Hogs Futures Dec22	(5,011,420)	-12.30%

Brent Crude Futures Dec22	4,889,191	12.00%

Soybean Futures Mar23	4,807,704	11.80%

Soybean Futures Nov22	(4,766,961)	-11.70%

Wheat Futures (CBT) Dec22	(4,441,015)	-10.90%

Coffee ‘C’ Futures Dec22	(4,115,069)	-10.10%

Corn Futures Dec22	(3,911,352)	-9.60%

LME Copper Futures Jan23	3,585,406	8.80%

KC HRW Wheat Futures Dec22	(3,300,204)	-8.10%

Soybean Oil Futures Mar23	3,137,231	7.70%

Low Su Gasoil G Nov22	(2,974,258)	-7.30%

Soybean Meal Futures Mar23	2,933,514	7.20%

Low Su Gasoil G Jan23	2,892,771	7.10%

Soybean Oil Futures Dec22	(2,770,541)	-6.80%

LME Pri Alum Futures Jan23	2,648,312	6.50%

LME Pri Alum Futures Nov22	(2,607,568)	-6.40%

LME Copper Futures Dec22	(2,566,825)	-6.30%

Coffee ‘C’ Futures May23	2,444,595	6.00%

LME Nickel Futures Jan23	(2,363,109)	-5.80%

Live Cattle Futures Apr23	2,281,622	5.60%

LME Zinc Futures Jan23	(2,200,136)	-5.40%

Cocoa Futures Dec22	1,996,419	4.90%

Gasoline RBOB Futures Nov22	(1,874,190)	-4.60%

KC HRW Wheat Futures Mar23	1,792,703	4.40%

Soybean Meal Futures Dec22	(1,588,987)	-3.90%

Cotton No.2 Futures Mar23	1,548,244	3.80%

Lean Hogs Futures Apr23	1,426,014	3.50%

Soybean Futures Jan23	(1,303,784)	-3.20%

LME Pri Alum Futures Dec22	1,181,554	2.90%

Coffee ‘C’ Futures Mar23	1,059,325	2.60%

Silver Futures Mar23	(937,095)	-2.30%

WTI Crude Futures Dec23	896,352	2.20%

LME Zinc Futures Dec22	(774,122)	-1.90%

NY Harb ULSD Futures Dec22	(733,379)	-1.80%

Live Cattle Futures Dec22	692,635	1.70%

Corn Futures Dec23	(529,662)	-1.30%

KC HRW Wheat Futures Jul23	(488,919)	-1.20%

Low Su Gasoil G Dec22	366,689	0.90%

Sugar #11 (World) Mar23	(325,946)	-0.80%

Sugar #11 (World) Oct23	285,203	0.70%

Soybean Oil Futures Jan23	81,487	0.20%

WTI Crude Futures Dec22	(40,743)	-0.10%

Silver Futures Dec22	–	–%

**MLEISUVU Index: Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

	Top Underlying Components	Notional	Percentage of Notional

SPOT	US Dollar Spot	25,690,301	100.00%

Equity Index	S&P 500 Index	41,021	0.16%

Index Option	October 22 Calls on SPX C3790	(1,051)	–%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

October 22 Calls on SPX C3795	(1,000)	–%

October 22 Calls on SPX C3800	(935)	–%

October 22 Calls on SPX C3805	(897)	–%

October 22 Calls on SPX C3810	(884)	–%

October 22 Calls on SPX C3815	(881)	–%

October 22 Calls on SPX C3820	(853)	–%

October 22 Calls on SPX C3825	(825)	–%

October 22 Calls on SPX C3830	(802)	–%

October 22 Calls on SPX C3835	(794)	–%

October 22 Calls on SPX C3840	(785)	–%

October 22 Calls on SPX C3845	(751)	–%

October 22 Calls on SPX C3850	(743)	–%

October 22 Calls on SPX C3855	(738)	–%

October 22 Calls on SPX C3860	(726)	–%

October 22 Calls on SPX C3865	(721)	–%

October 22 Calls on SPX C3870	(718)	–%

October 22 Calls on SPX C3875	(712)	–%

October 22 Calls on SPX C3880	(695)	–%

October 22 Calls on SPX C3885	(690)	–%

October 22 Calls on SPX C3890	(687)	–%

October 22 Calls on SPX C3895	(686)	–%

October 22 Calls on SPX C3900	(646)	–%

October 22 Calls on SPX C3905	(638)	–%

October 22 Calls on SPX C3910	(635)	–%

October 22 Calls on SPX C3915	(617)	–%

October 22 Calls on SPX C3920	(609)	–%

October 22 Calls on SPX C3925	(608)	–%

October 22 Calls on SPX C3930	(593)	–%

October 22 Calls on SPX C3935	(592)	–%

October 22 Calls on SPX C3940	(584)	–%

October 22 Calls on SPX C3945	(573)	–%

October 22 Calls on SPX C3950	(546)	–%

October 22 Calls on SPX C3955	(523)	–%

October 22 Calls on SPX C3960	(520)	–%

October 22 Calls on SPX C3965	(515)	–%

October 22 Calls on SPX C3970	(496)	–%

October 22 Calls on SPX C3975	(475)	–%

October 22 Calls on SPX C3980	(465)	–%

October 22 Calls on SPX C3985	(456)	–%

October 22 Calls on SPX C3990	(450)	–%

October 22 Calls on SPX C3995	(446)	–%

October 22 Calls on SPX C4000	(441)	–%

October 22 Calls on SPX C4005	(425)	–%

October 22 Calls on SPX C4010	(417)	–%

October 22 Calls on SPX C4015	(415)	–%

October 22 Calls on SPX C4020	(408)	–%

October 22 Calls on SPX C4025	(396)	–%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	MQIS311 Index	–	–%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

Physical index future.	S&P 500 E-mini Futures Dec22	–	–%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

SPOT	Norwegian Krone Spot	9,971,238	45.72%

	New Zealand Dollar Spot	6,436,287	29.51%

	Swiss Franc Spot	(4,352,381)	-19.96%

	Euro Spot	(4,293,801)	-19.69%

	Australian Dollar Spot	3,573,819	16.39%

	Japanese Yen Spot	(1,547,172)	-7.09%

	British Pound Spot	(1,369,912)	-6.28%

	Swedish Krona Spot	(1,358,293)	-6.23%

	Canadian Dollar Spot	1,125,185	5.16%

**RU10INTR Index: Seeks exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	Russell 1000 TR Index	(25,321,647)	100.00%

**RU20INTR Index: Seeks exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	Russell 2000 TR Index	25,618,491	100.00%

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	S&P 500 Index	21,907,454	79.74%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional

Swap	1y Forward 1y20y Straddle	13,508,742	32.69%

	1y Forward 7y20y Straddle	5,562,423	13.46%

	1y Forward 5y20y Straddle	4,767,791	11.54%

	1y Forward 3y20y Straddle	1,589,264	3.85%

	1y Forward 1y5y Straddle	794,632	1.92%

	1y Forward 1y10y Straddle	–	–%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$100,348	$—	$100,348

Common Stock
Canada	6,041	—	—	6,041
France	4,199	—	—	4,199
Italy	1,718	—	—	1,718
Switzerland	572	—	—	572

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
United Kingdom	$1,407	$—	$—	$1,407
United States	59,377	—	—	59,377

Total Common Stock	73,314	—	—	73,314

Asset-Backed Securities	—	4,317	—	4,317

Convertible Bonds	—	709	—	709

Short-Term Investment	267,724	—	—	267,724

Total Investments in Securities	$341,038	$105,374	$—	$446,412

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligation	$—	$(4,048)	$—	$(4,048)

Common Stock
Canada	(508)	—	—	(508)
United Kingdom	(71)	—	—	(71)
United States	(4,906)	—	—	(4,906)

Total Common Stock	(5,485)	—	—	(5,485)

Exchange Traded Fund	(29,076)	—	—	(29,076)

Total Securities Sold Short, Not Yet Purchased	$(34,561)	$(4,048)	$—	$(38,609)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$520	$–	$–	$520
Unrealized Depreciation	(681)	–	–	(681)
Forwards Contracts*
Unrealized Appreciation	–	1,911	–	1,911
Unrealized Depreciation	–	(1,107)	–	(1,107)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	17,964	–	17,964
Unrealized Depreciation	–	(13,163)	–	(13,163)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2022 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Total Other Financial Instruments	$(161)	$5,605	$–	$5,444

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

At September 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

Short-Term Investments	60.0%

Industrials	7.7%

Consumer Staples	6.7%

Consumer Discretionary	6.4%

Financials	5.0%

Information Technology	2.8%

Communication Services	2.6%

Materials	2.3%

Real Estate	1.9%

Health Care	1.9%

Energy	1.7%

Asset-Backed Security	1.0%

100.0%

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $2,408 (000)) SHORT-TERM INVESTMENT — 72.8%

	Shares	Fair Value (000)
State Street Institutional Liquid Reserves Fund - Premier Class 3.010%, (A)	$1,753	$1,753

TOTAL SHORT-TERM INVESTMENT (Cost $1,753) (000)		1,753

TOTAL INVESTMENTS — 72.8% (Cost $1,753) (000)		$1,753

(A) Rate shown is the 7-day effective yield as of September 30, 2022.

Open OTC swap agreements held by the Fund at September 30, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG4 INDEX	SOFR +0.55%	ASSET RETURN	N/A	04/20/23	USD	$258	$(27)	$–	$(27)
Barclays	** BEFSEB05 INDEX	0.00%	ASSET RETURN	N/A	09/22/23	USD	452	(1)	–	(1)
Deutsche Bank	** DBVSCVP8 INDEX	0.00%	ASSET RETURN	N/A	08/07/23	USD	472	8	–	8
Goldman Sachs	** GSXAT01C INDEX	0.15%	ASSET RETURN	Quarterly	09/06/23	USD	1,169	113	–	113
JPMorgan Chase	** JPQFMOW1 INDEX	0.00%	ASSET RETURN	N/A	04/24/23	USD	450	16	–	16
JPMorgan Chase	** JPUS1MMC INDEX	0.20%	ASSET RETURN	N/A	03/06/23	USD	482	1	–	1
Macquarie Bank Limited	** MQIS331 INDEX	0.25%	ASSET RETURN	N/A	03/09/23	USD	203	(3)	–	(3)
Nomura	** NMSY2RNU INDEX	0.15%	ASSET RETURN	N/A	03/04/23	USD	300	(2)	–	(2)

							3,786	$105	$–	$105

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2022.

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	BXIIIDME Index	315,261	69.96%

	BXIIAIDM Index	135,459	30.06%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

Commodity Index	DB EUR IRSwap 10y	(191,680)	-39.94%

	DB USD IRSwap 10y	(135,666)	-28.27%

**GSXAT01C Index: Futures and forward based liquid and fully transparent strategy that is composed of Goldman SAchs’ proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional

Financial commodity future.	US 2YR Note (CBT) Dec22	(563,471)	-43.92%

	Euro-Schatz Futures Dec22	(395,182)	-30.80%

	3 Month SOFR Futures Mar24	(184,750)	-14.40%

	3 Month SOFR Futures Dec23	(184,321)	-14.37%

	3 Month SOFR Futures Sep23	(183,902)	-14.33%

	3 Month SOFR Futures Jun23	(183,545)	-14.31%

	3 Month SOFR Futures Mar23	(183,284)	-14.29%

	US 5YR Note (CBT) Dec22	(143,833)	-11.21%

	3 Month Euro EURIBOR Mar24	(122,444)	-9.54%

	3 Month Euro EURIBOR Dec23	(122,321)	-9.53%

	3 Month Euro EURIBOR Sep23	(122,203)	-9.52%

	3 Month Euro EURIBOR Mar23	(122,170)	-9.52%

	3 Month Euro EURIBOR Jun23	(122,166)	-9.52%

	JPN 10Y Bond (OSE) Dec22	(111,825)	-8.72%

	US 10YR Note (CBT) Dec22	(102,435)	-7.98%

	CAN 10YR Bond Futures Dec22	(87,663)	-6.83%

	ICE 3 Month SONIA Futures Mar24	(80,485)	-6.27%

	ICE 3 Month SONIA Futures Dec23	(80,366)	-6.26%

	ICE 3 Month SONIA Futures Mar23	(80,260)	-6.26%

	ICE 3 Month SONIA Futures Sep23	(80,253)	-6.25%

	ICE 3 Month SONIA Futures Jun23	(80,210)	-6.25%

	EURO-BOBL Futures Dec22	(76,979)	-6.00%

	US Long Bond (CBT) Dec22	(66,123)	-5.15%

	Aust 10Y Bond Futures Dec22	(53,275)	-4.15%

	Euro-OAT Futures Dec22	(47,159)	-3.68%

	Euro-Bund Futures Dec22	(45,954)	-3.58%

	Euro-BTP Futures Dec22	(38,134)	-2.97%

	Long Gilt Futures Dec22	(34,144)	-2.66%

Variance Index	Markit CDX.NA.IG.39 12/27	195,459	15.23%

	Markit ITRX Europe 12/27	127,971	9.97%

	Markit CDX.NA.HY.39 12/27	31,845	2.48%

	Markit ITRX EUR XOVER 12/27	31,219	2.43%

	Markit CDX.NA.HY.38 06/27*	7,961	0.62%

Physical index future.	SET50 Futures Dec22	76,234	5.94%

	KOSPI2 INX Futures Dec22	(37,387)	-2.91%

	MSCI EmgMkt Dec22	(32,023)	-2.50%

	Hang Seng IDX Futures Oct22	(32,013)	-2.50%

	HSCEI Futures Oct22	(29,264)	-2.28%

	Swiss Franc Spot	(24,674)	-1.92%

	S&P/TSX 60 IX Futures Dec22	(24,351)	-1.90%

	SPI 200 Futures Oct22	(21,683)	-1.69%

	OMXS30 IND Futures Oct22	(19,888)	-1.55%

	S&P 500 E-mini Futures Dec22	(19,014)	-1.48%

	NASDAQ 100 E-MINI Dec22	(18,959)	-1.48%

	DAX Index Futures Dec22	(18,298)	-1.43%

	E-Mini Russ 2000 Dec22	(15,320)	-1.19%

	IBEX 35 INDX Futures Oct22	(13,043)	-1.02%

	Japanese Yen Spot	(12,866)	-1.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	EURO STOXX 50 Dec22	(11,777)	-0.92%

	FTSE/JSE TOP 40 Dec22	(11,674)	-0.91%

	CAC40 10 EURO Futures Oct22	(10,475)	-0.82%

	British Pound Spot	(10,465)	-0.82%

	FTSE/MIB IDX Futures Dec22	(10,462)	-0.82%

	Amsterdam IDX Futures Oct22	(10,435)	-0.81%

SPOT	US Dollar Spot	(53,136)	-4.14%

	Euro Spot	(15,357)	-1.20%

FX Contract	USD/INR 06Oct2022	(11,590)	-0.90%

	USD/INR 27Oct2022	(11,589)	-0.90%

	USD/INR 25Oct2022	(11,579)	-0.90%

	USD/MXN 31Oct2022	6,702	0.52%

	USD/MXN 27Oct2022	6,702	0.52%

	USD/MXN 28Oct2022	6,702	0.52%

	USD/MXN 01Nov2022	6,700	0.52%

	USD/MXN 26Oct2022	6,699	0.52%

	USD/MXN 06Oct2022	6,698	0.52%

	USD/MXN 10Oct2022	6,698	0.52%

	USD/MXN 03Oct2022	6,697	0.52%

	USD/MXN 04Oct2022	6,697	0.52%

	USD/MXN 07Oct2022	6,697	0.52%

	USD/MXN 05Oct2022	6,697	0.52%

	USD/MXN 24Oct2022	6,697	0.52%

	USD/MXN 20Oct2022	6,697	0.52%

	USD/MXN 21Oct2022	6,697	0.52%

	USD/MXN 12Oct2022	6,697	0.52%

	USD/MXN 19Oct2022	6,697	0.52%

	USD/MXN 11Oct2022	6,697	0.52%

	USD/MXN 17Oct2022	6,697	0.52%

	USD/MXN 25Oct2022	6,697	0.52%

	USD/MXN 13Oct2022	6,696	0.52%

	USD/MXN 14Oct2022	6,696	0.52%

	USD/BRL 11Oct2022	6,520	0.51%

	USD/BRL 13Oct2022	6,520	0.51%

	USD/KRW 11Oct2022	(6,226)	-0.49%

	USD/KRW 04Oct2022	(6,225)	-0.49%

	USD/INR 01Nov2022	(5,799)	-0.45%

	USD/INR 28Oct2022	(5,798)	-0.45%

	USD/INR 31Oct2022	(5,796)	-0.45%

	USD/INR 07Oct2022	(5,794)	-0.45%

	USD/INR 03Oct2022	(5,794)	-0.45%

	USD/INR 11Oct2022	(5,794)	-0.45%

	USD/INR 12Oct2022	(5,794)	-0.45%

	USD/INR 04Oct2022	(5,794)	-0.45%

	USD/INR 10Oct2022	(5,793)	-0.45%

	USD/INR 14Oct2022	(5,792)	-0.45%

	USD/INR 17Oct2022	(5,792)	-0.45%

	USD/INR 13Oct2022	(5,791)	-0.45%

	USD/INR 18Oct2022	(5,791)	-0.45%

	USD/INR 20Oct2022	(5,790)	-0.45%

	USD/INR 21Oct2022	(5,790)	-0.45%

	USD/SGD 31Oct2022	(4,622)	-0.36%

	USD/SGD 28Oct2022	(4,622)	-0.36%

	USD/SGD 01Nov2022	(4,622)	-0.36%

	USD/SGD 27Oct2022	(4,621)	-0.36%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/SGD 26Oct2022	(4,621)	-0.36%

USD/SGD 25Oct2022	(4,619)	-0.36%

USD/SGD 24Oct2022	(4,619)	-0.36%

USD/SGD 13Oct2022	(4,618)	-0.36%

USD/SGD 11Oct2022	(4,618)	-0.36%

USD/SGD 14Oct2022	(4,618)	-0.36%

USD/SGD 12Oct2022	(4,618)	-0.36%

USD/SGD 10Oct2022	(4,618)	-0.36%

USD/SGD 07Oct2022	(4,618)	-0.36%

USD/SGD 21Oct2022	(4,618)	-0.36%

USD/SGD 17Oct2022	(4,618)	-0.36%

USD/SGD 06Oct2022	(4,618)	-0.36%

USD/SGD 19Oct2022	(4,618)	-0.36%

USD/SGD 05Oct2022	(4,618)	-0.36%

USD/SGD 20Oct2022	(4,618)	-0.36%

USD/SGD 04Oct2022	(4,618)	-0.36%

USD/SGD 03Oct2022	(4,618)	-0.36%

USD/CNH 31Oct2022	(4,557)	-0.36%

USD/CNH 28Oct2022	(4,556)	-0.36%

USD/CNH 27Oct2022	(4,556)	-0.36%

USD/CNH 26Oct2022	(4,555)	-0.36%

USD/CNH 01Nov2022	(4,554)	-0.35%

USD/CNH 25Oct2022	(4,554)	-0.35%

USD/CNH 24Oct2022	(4,553)	-0.35%

USD/CNH 20Oct2022	(4,553)	-0.35%

USD/CNH 14Oct2022	(4,553)	-0.35%

USD/CNH 19Oct2022	(4,553)	-0.35%

USD/CNH 06Oct2022	(4,553)	-0.35%

USD/CNH 17Oct2022	(4,553)	-0.35%

USD/CNH 04Oct2022	(4,553)	-0.35%

USD/CNH 05Oct2022	(4,552)	-0.35%

USD/CNH 03Oct2022	(4,552)	-0.35%

USD/CNH 13Oct2022	(4,552)	-0.35%

USD/CNH 12Oct2022	(4,552)	-0.35%

USD/CNH 21Oct2022	(4,552)	-0.35%

USD/CNH 07Oct2022	(4,552)	-0.35%

USD/CNH 10Oct2022	(4,552)	-0.35%

USD/CNH 11Oct2022	(4,552)	-0.35%

USD/JPY 28Oct2022	(4,029)	-0.31%

USD/JPY 01Nov2022	(4,029)	-0.31%

USD/JPY 31Oct2022	(4,029)	-0.31%

USD/JPY 27Oct2022	(4,028)	-0.31%

USD/JPY 24Oct2022	(4,028)	-0.31%

USD/JPY 05Oct2022	(4,028)	-0.31%

USD/JPY 06Oct2022	(4,028)	-0.31%

USD/JPY 03Oct2022	(4,028)	-0.31%

USD/JPY 04Oct2022	(4,028)	-0.31%

USD/JPY 07Oct2022	(4,028)	-0.31%

USD/JPY 12Oct2022	(4,028)	-0.31%

USD/JPY 10Oct2022	(4,028)	-0.31%

USD/JPY 11Oct2022	(4,028)	-0.31%

USD/JPY 13Oct2022	(4,028)	-0.31%

USD/JPY 19Oct2022	(4,027)	-0.31%

USD/JPY 14Oct2022	(4,027)	-0.31%

USD/JPY 21Oct2022	(4,027)	-0.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/JPY 17Oct2022	(4,027)	-0.31%

USD/JPY 20Oct2022	(4,027)	-0.31%

USD/JPY 26Oct2022	(4,027)	-0.31%

USD/JPY 25Oct2022	(4,026)	-0.31%

USD/IDR 01Nov2022	(3,978)	-0.31%

USD/IDR 28Oct2022	(3,976)	-0.31%

USD/IDR 03Oct2022	(3,974)	-0.31%

USD/IDR 31Oct2022	(3,974)	-0.31%

USD/IDR 04Oct2022	(3,973)	-0.31%

USD/IDR 06Oct2022	(3,973)	-0.31%

USD/IDR 05Oct2022	(3,973)	-0.31%

USD/IDR 07Oct2022	(3,972)	-0.31%

USD/IDR 26Oct2022	(3,972)	-0.31%

USD/IDR 12Oct2022	(3,972)	-0.31%

USD/IDR 25Oct2022	(3,972)	-0.31%

USD/IDR 10Oct2022	(3,972)	-0.31%

USD/IDR 18Oct2022	(3,971)	-0.31%

USD/IDR 13Oct2022	(3,971)	-0.31%

USD/IDR 27Oct2022	(3,971)	-0.31%

USD/IDR 11Oct2022	(3,971)	-0.31%

USD/IDR 14Oct2022	(3,971)	-0.31%

USD/IDR 17Oct2022	(3,971)	-0.31%

USD/IDR 24Oct2022	(3,970)	-0.31%

USD/IDR 21Oct2022	(3,970)	-0.31%

USD/IDR 20Oct2022	(3,970)	-0.31%

USD/CAD 01Nov2022	(3,793)	-0.30%

USD/CAD 28Oct2022	(3,793)	-0.30%

USD/CAD 31Oct2022	(3,792)	-0.30%

USD/CAD 27Oct2022	(3,792)	-0.30%

USD/CAD 26Oct2022	(3,791)	-0.30%

USD/CAD 25Oct2022	(3,790)	-0.30%

USD/CAD 24Oct2022	(3,788)	-0.30%

USD/CAD 07Oct2022	(3,788)	-0.30%

USD/CAD 11Oct2022	(3,788)	-0.30%

USD/CAD 10Oct2022	(3,788)	-0.30%

USD/CAD 12Oct2022	(3,788)	-0.30%

USD/CAD 05Oct2022	(3,788)	-0.30%

USD/CAD 13Oct2022	(3,788)	-0.30%

USD/CAD 06Oct2022	(3,788)	-0.30%

USD/CAD 04Oct2022	(3,788)	-0.30%

USD/CAD 03Oct2022	(3,788)	-0.30%

USD/CAD 14Oct2022	(3,788)	-0.30%

USD/CAD 19Oct2022	(3,788)	-0.30%

USD/CAD 17Oct2022	(3,788)	-0.30%

USD/CAD 20Oct2022	(3,788)	-0.30%

USD/CAD 21Oct2022	(3,788)	-0.30%

USD/EUR 28Oct2022	(3,696)	-0.29%

USD/EUR 31Oct2022	(3,696)	-0.29%

USD/EUR 27Oct2022	(3,696)	-0.29%

USD/EUR 26Oct2022	(3,695)	-0.29%

USD/EUR 01Nov2022	(3,694)	-0.29%

USD/EUR 25Oct2022	(3,693)	-0.29%

USD/EUR 24Oct2022	(3,691)	-0.29%

USD/EUR 05Oct2022	(3,690)	-0.29%

USD/EUR 06Oct2022	(3,690)	-0.29%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/EUR 04Oct2022	(3,690)	-0.29%

USD/EUR 03Oct2022	(3,690)	-0.29%

USD/EUR 07Oct2022	(3,690)	-0.29%

USD/EUR 11Oct2022	(3,690)	-0.29%

USD/EUR 12Oct2022	(3,690)	-0.29%

USD/EUR 13Oct2022	(3,690)	-0.29%

USD/EUR 10Oct2022	(3,690)	-0.29%

USD/EUR 20Oct2022	(3,690)	-0.29%

USD/EUR 14Oct2022	(3,690)	-0.29%

USD/EUR 19Oct2022	(3,690)	-0.29%

USD/EUR 21Oct2022	(3,690)	-0.29%

USD/EUR 17Oct2022	(3,690)	-0.29%

USD/BRL 01Nov2022	3,265	0.25%

USD/BRL 27Oct2022	3,264	0.25%

USD/BRL 28Oct2022	3,263	0.25%

USD/BRL 31Oct2022	3,263	0.25%

USD/BRL 04Oct2022	3,262	0.25%

USD/BRL 26Oct2022	3,261	0.25%

USD/BRL 05Oct2022	3,260	0.25%

USD/BRL 06Oct2022	3,260	0.25%

USD/BRL 19Oct2022	3,260	0.25%

USD/BRL 03Oct2022	3,260	0.25%

USD/BRL 07Oct2022	3,260	0.25%

USD/BRL 20Oct2022	3,259	0.25%

USD/BRL 14Oct2022	3,259	0.25%

USD/BRL 25Oct2022	3,259	0.25%

USD/BRL 17Oct2022	3,259	0.25%

USD/BRL 21Oct2022	3,258	0.25%

USD/BRL 24Oct2022	3,258	0.25%

USD/KRW 01Nov2022	(3,121)	-0.24%

USD/KRW 28Oct2022	(3,119)	-0.24%

USD/KRW 26Oct2022	(3,117)	-0.24%

USD/KRW 31Oct2022	(3,116)	-0.24%

USD/KRW 27Oct2022	(3,116)	-0.24%

USD/KRW 06Oct2022	(3,115)	-0.24%

USD/KRW 05Oct2022	(3,114)	-0.24%

USD/KRW 25Oct2022	(3,114)	-0.24%

USD/KRW 12Oct2022	(3,113)	-0.24%

USD/KRW 13Oct2022	(3,113)	-0.24%

USD/KRW 14Oct2022	(3,113)	-0.24%

USD/KRW 18Oct2022	(3,113)	-0.24%

USD/KRW 07Oct2022	(3,113)	-0.24%

USD/KRW 17Oct2022	(3,113)	-0.24%

USD/KRW 24Oct2022	(3,113)	-0.24%

USD/KRW 20Oct2022	(3,112)	-0.24%

USD/KRW 21Oct2022	(3,112)	-0.24%

USD/AUD 28Oct2022	(2,728)	-0.21%

USD/AUD 01Nov2022	(2,728)	-0.21%

USD/AUD 31Oct2022	(2,728)	-0.21%

USD/AUD 27Oct2022	(2,727)	-0.21%

USD/AUD 26Oct2022	(2,727)	-0.21%

USD/AUD 25Oct2022	(2,725)	-0.21%

USD/AUD 24Oct2022	(2,724)	-0.21%

USD/AUD 03Oct2022	(2,724)	-0.21%

USD/AUD 04Oct2022	(2,724)	-0.21%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/AUD 05Oct2022	(2,724)	-0.21%

USD/AUD 06Oct2022	(2,724)	-0.21%

USD/AUD 07Oct2022	(2,724)	-0.21%

USD/AUD 10Oct2022	(2,724)	-0.21%

USD/AUD 11Oct2022	(2,724)	-0.21%

USD/AUD 12Oct2022	(2,723)	-0.21%

USD/AUD 13Oct2022	(2,723)	-0.21%

USD/AUD 21Oct2022	(2,723)	-0.21%

USD/AUD 17Oct2022	(2,723)	-0.21%

USD/AUD 19Oct2022	(2,723)	-0.21%

USD/AUD 20Oct2022	(2,723)	-0.21%

USD/AUD 14Oct2022	(2,723)	-0.21%

USD/GBP 31Oct2022	(2,665)	-0.21%

USD/GBP 27Oct2022	(2,665)	-0.21%

USD/GBP 28Oct2022	(2,664)	-0.21%

USD/GBP 26Oct2022	(2,663)	-0.21%

USD/GBP 01Nov2022	(2,661)	-0.21%

USD/GBP 25Oct2022	(2,658)	-0.21%

USD/GBP 24Oct2022	(2,658)	-0.21%

USD/GBP 06Oct2022	(2,657)	-0.21%

USD/GBP 07Oct2022	(2,657)	-0.21%

USD/GBP 05Oct2022	(2,657)	-0.21%

USD/GBP 04Oct2022	(2,657)	-0.21%

USD/GBP 10Oct2022	(2,657)	-0.21%

USD/GBP 11Oct2022	(2,657)	-0.21%

USD/GBP 03Oct2022	(2,657)	-0.21%

USD/GBP 12Oct2022	(2,657)	-0.21%

USD/GBP 13Oct2022	(2,657)	-0.21%

USD/GBP 14Oct2022	(2,657)	-0.21%

USD/GBP 17Oct2022	(2,657)	-0.21%

USD/GBP 19Oct2022	(2,657)	-0.21%

USD/GBP 20Oct2022	(2,657)	-0.21%

USD/GBP 21Oct2022	(2,657)	-0.21%

USD/NZD 28Oct2022	(2,560)	-0.20%

USD/NZD 31Oct2022	(2,560)	-0.20%

USD/NZD 01Nov2022	(2,559)	-0.20%

USD/NZD 27Oct2022	(2,559)	-0.20%

USD/NZD 26Oct2022	(2,558)	-0.20%

USD/NZD 25Oct2022	(2,556)	-0.20%

USD/NZD 24Oct2022	(2,556)	-0.20%

USD/NZD 06Oct2022	(2,555)	-0.20%

USD/NZD 07Oct2022	(2,555)	-0.20%

USD/NZD 10Oct2022	(2,555)	-0.20%

USD/NZD 05Oct2022	(2,555)	-0.20%

USD/NZD 03Oct2022	(2,555)	-0.20%

USD/NZD 13Oct2022	(2,555)	-0.20%

USD/NZD 11Oct2022	(2,555)	-0.20%

USD/NZD 12Oct2022	(2,555)	-0.20%

USD/NZD 04Oct2022	(2,555)	-0.20%

USD/NZD 21Oct2022	(2,555)	-0.20%

USD/NZD 14Oct2022	(2,555)	-0.20%

USD/NZD 17Oct2022	(2,555)	-0.20%

USD/NZD 20Oct2022	(2,555)	-0.20%

USD/NZD 19Oct2022	(2,555)	-0.20%

USD/SEK 28Oct2022	(2,423)	-0.19%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/SEK 31Oct2022	(2,423)	-0.19%

USD/SEK 27Oct2022	(2,423)	-0.19%

USD/SEK 26Oct2022	(2,423)	-0.19%

USD/SEK 01Nov2022	(2,422)	-0.19%

USD/SEK 25Oct2022	(2,421)	-0.19%

USD/SEK 24Oct2022	(2,420)	-0.19%

USD/SEK 03Oct2022	(2,419)	-0.19%

USD/SEK 05Oct2022	(2,419)	-0.19%

USD/SEK 04Oct2022	(2,419)	-0.19%

USD/SEK 06Oct2022	(2,419)	-0.19%

USD/SEK 07Oct2022	(2,419)	-0.19%

USD/SEK 12Oct2022	(2,419)	-0.19%

USD/SEK 10Oct2022	(2,419)	-0.19%

USD/SEK 11Oct2022	(2,419)	-0.19%

USD/SEK 13Oct2022	(2,419)	-0.19%

USD/SEK 21Oct2022	(2,419)	-0.19%

USD/SEK 14Oct2022	(2,419)	-0.19%

USD/SEK 20Oct2022	(2,419)	-0.19%

USD/SEK 17Oct2022	(2,418)	-0.19%

USD/SEK 19Oct2022	(2,418)	-0.19%

USD/CHF 27Oct2022	(2,040)	-0.16%

USD/CHF 28Oct2022	(2,040)	-0.16%

USD/CHF 25Oct2022	(2,039)	-0.16%

USD/CHF 26Oct2022	(2,039)	-0.16%

USD/CHF 31Oct2022	(2,039)	-0.16%

USD/CHF 01Nov2022	(2,039)	-0.16%

USD/CHF 13Oct2022	(2,038)	-0.16%

USD/CHF 24Oct2022	(2,038)	-0.16%

USD/CHF 21Oct2022	(2,038)	-0.16%

USD/CHF 12Oct2022	(2,038)	-0.16%

USD/CHF 20Oct2022	(2,038)	-0.16%

USD/CHF 14Oct2022	(2,038)	-0.16%

USD/CHF 19Oct2022	(2,038)	-0.16%

USD/CHF 11Oct2022	(2,038)	-0.16%

USD/CHF 06Oct2022	(2,038)	-0.16%

USD/CHF 07Oct2022	(2,038)	-0.16%

USD/CHF 17Oct2022	(2,038)	-0.16%

USD/CHF 05Oct2022	(2,037)	-0.16%

USD/CHF 10Oct2022	(2,037)	-0.16%

USD/CHF 04Oct2022	(2,037)	-0.16%

USD/CHF 03Oct2022	(2,037)	-0.16%

USD/NOK 31Oct2022	(2,018)	-0.16%

USD/NOK 28Oct2022	(2,018)	-0.16%

USD/NOK 01Nov2022	(2,018)	-0.16%

USD/NOK 27Oct2022	(2,018)	-0.16%

USD/NOK 26Oct2022	(2,017)	-0.16%

USD/NOK 25Oct2022	(2,015)	-0.16%

USD/NOK 03Oct2022	(2,015)	-0.16%

USD/NOK 04Oct2022	(2,015)	-0.16%

USD/NOK 05Oct2022	(2,015)	-0.16%

USD/NOK 07Oct2022	(2,014)	-0.16%

USD/NOK 06Oct2022	(2,014)	-0.16%

USD/NOK 10Oct2022	(2,014)	-0.16%

USD/NOK 11Oct2022	(2,014)	-0.16%

USD/NOK 12Oct2022	(2,014)	-0.16%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/NOK 13Oct2022	(2,014)	-0.16%

USD/NOK 14Oct2022	(2,014)	-0.16%

USD/NOK 17Oct2022	(2,014)	-0.16%

USD/NOK 19Oct2022	(2,014)	-0.16%

USD/NOK 20Oct2022	(2,014)	-0.16%

USD/NOK 21Oct2022	(2,014)	-0.16%

USD/NOK 24Oct2022	(2,014)	-0.16%

USD/CZK 28Oct2022	(1,996)	-0.16%

USD/CZK 31Oct2022	(1,996)	-0.16%

USD/CZK 27Oct2022	(1,996)	-0.16%

USD/CZK 26Oct2022	(1,995)	-0.16%

USD/CZK 01Nov2022	(1,995)	-0.16%

USD/CZK 25Oct2022	(1,995)	-0.16%

USD/CZK 24Oct2022	(1,994)	-0.16%

USD/CZK 03Oct2022	(1,993)	-0.16%

USD/CZK 06Oct2022	(1,993)	-0.16%

USD/CZK 07Oct2022	(1,993)	-0.16%

USD/CZK 05Oct2022	(1,993)	-0.16%

USD/CZK 04Oct2022	(1,993)	-0.16%

USD/CZK 10Oct2022	(1,993)	-0.16%

USD/CZK 12Oct2022	(1,993)	-0.16%

USD/CZK 13Oct2022	(1,993)	-0.16%

USD/CZK 11Oct2022	(1,993)	-0.16%

USD/CZK 14Oct2022	(1,993)	-0.16%

USD/CZK 17Oct2022	(1,993)	-0.16%

USD/CZK 19Oct2022	(1,993)	-0.16%

USD/CZK 20Oct2022	(1,993)	-0.16%

USD/CZK 21Oct2022	(1,993)	-0.16%

USD/ILS 01Nov2022	(1,991)	-0.16%

USD/ILS 27Oct2022	(1,990)	-0.16%

USD/ILS 31Oct2022	(1,990)	-0.16%

USD/ILS 26Oct2022	(1,990)	-0.16%

USD/ILS 28Oct2022	(1,989)	-0.16%

USD/ILS 25Oct2022	(1,989)	-0.16%

USD/ILS 24Oct2022	(1,989)	-0.15%

USD/ILS 13Oct2022	(1,988)	-0.15%

USD/ILS 14Oct2022	(1,988)	-0.15%

USD/ILS 12Oct2022	(1,988)	-0.15%

USD/ILS 06Oct2022	(1,988)	-0.15%

USD/ILS 07Oct2022	(1,988)	-0.15%

USD/ILS 11Oct2022	(1,988)	-0.15%

USD/ILS 19Oct2022	(1,988)	-0.15%

USD/ILS 17Oct2022	(1,988)	-0.15%

USD/ILS 21Oct2022	(1,988)	-0.15%

USD/ILS 10Oct2022	(1,988)	-0.15%

USD/ILS 03Oct2022	(1,988)	-0.15%

USD/ILS 05Oct2022	(1,988)	-0.15%

USD/ILS 20Oct2022	(1,988)	-0.15%

USD/ILS 04Oct2022	(1,988)	-0.15%

USD/ZAR 27Oct2022	(1,760)	-0.14%

USD/ZAR 01Nov2022	(1,760)	-0.14%

USD/ZAR 28Oct2022	(1,759)	-0.14%

USD/ZAR 31Oct2022	(1,759)	-0.14%

USD/ZAR 26Oct2022	(1,759)	-0.14%

USD/ZAR 06Oct2022	(1,758)	-0.14%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/ZAR 05Oct2022	(1,758)	-0.14%

USD/ZAR 03Oct2022	(1,758)	-0.14%

USD/ZAR 13Oct2022	(1,758)	-0.14%

USD/ZAR 19Oct2022	(1,758)	-0.14%

USD/ZAR 07Oct2022	(1,758)	-0.14%

USD/ZAR 24Oct2022	(1,758)	-0.14%

USD/ZAR 04Oct2022	(1,758)	-0.14%

USD/ZAR 17Oct2022	(1,758)	-0.14%

USD/ZAR 12Oct2022	(1,758)	-0.14%

USD/ZAR 21Oct2022	(1,758)	-0.14%

USD/ZAR 20Oct2022	(1,758)	-0.14%

USD/ZAR 14Oct2022	(1,758)	-0.14%

USD/ZAR 11Oct2022	(1,758)	-0.14%

USD/ZAR 10Oct2022	(1,758)	-0.14%

USD/ZAR 25Oct2022	(1,758)	-0.14%

USD/CLP 02Nov2022	(1,649)	-0.13%

USD/PLN 31Oct2022	(1,649)	-0.13%

USD/PLN 01Nov2022	(1,648)	-0.13%

USD/PLN 28Oct2022	(1,648)	-0.13%

USD/PLN 27Oct2022	(1,647)	-0.13%

USD/PLN 26Oct2022	(1,646)	-0.13%

USD/PLN 10Oct2022	(1,646)	-0.13%

USD/PLN 06Oct2022	(1,646)	-0.13%

USD/PLN 03Oct2022	(1,646)	-0.13%

USD/PLN 07Oct2022	(1,646)	-0.13%

USD/PLN 25Oct2022	(1,646)	-0.13%

USD/PLN 05Oct2022	(1,646)	-0.13%

USD/PLN 04Oct2022	(1,646)	-0.13%

USD/PLN 11Oct2022	(1,646)	-0.13%

USD/PLN 24Oct2022	(1,646)	-0.13%

USD/PLN 12Oct2022	(1,645)	-0.13%

USD/CLP 11Oct2022	(1,645)	-0.13%

USD/PLN 13Oct2022	(1,645)	-0.13%

USD/PLN 17Oct2022	(1,645)	-0.13%

USD/PLN 14Oct2022	(1,645)	-0.13%

USD/PLN 19Oct2022	(1,644)	-0.13%

USD/PLN 20Oct2022	(1,644)	-0.13%

USD/PLN 21Oct2022	(1,644)	-0.13%

USD/HUF 01Nov2022	(1,575)	-0.12%

USD/HUF 31Oct2022	(1,574)	-0.12%

USD/HUF 27Oct2022	(1,573)	-0.12%

USD/HUF 28Oct2022	(1,572)	-0.12%

USD/HUF 26Oct2022	(1,572)	-0.12%

USD/HUF 25Oct2022	(1,572)	-0.12%

USD/HUF 03Oct2022	(1,571)	-0.12%

USD/HUF 24Oct2022	(1,571)	-0.12%

USD/HUF 04Oct2022	(1,571)	-0.12%

USD/HUF 05Oct2022	(1,571)	-0.12%

USD/HUF 06Oct2022	(1,571)	-0.12%

USD/HUF 07Oct2022	(1,571)	-0.12%

USD/HUF 10Oct2022	(1,570)	-0.12%

USD/HUF 11Oct2022	(1,570)	-0.12%

USD/HUF 12Oct2022	(1,570)	-0.12%

USD/HUF 13Oct2022	(1,570)	-0.12%

USD/HUF 14Oct2022	(1,569)	-0.12%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

USD/HUF 17Oct2022	(1,569)	-0.12%

USD/HUF 19Oct2022	(1,569)	-0.12%

USD/HUF 20Oct2022	(1,569)	-0.12%

USD/HUF 21Oct2022	(1,569)	-0.12%

USD/CLP 27Oct2022	(825)	-0.06%

USD/CLP 28Oct2022	(825)	-0.06%

USD/CLP 26Oct2022	(824)	-0.06%

USD/CLP 25Oct2022	(824)	-0.06%

USD/CLP 24Oct2022	(823)	-0.06%

USD/CLP 17Oct2022	(823)	-0.06%

USD/CLP 20Oct2022	(823)	-0.06%

USD/CLP 19Oct2022	(823)	-0.06%

USD/CLP 21Oct2022	(823)	-0.06%

USD/CLP 13Oct2022	(823)	-0.06%

USD/CLP 12Oct2022	(823)	-0.06%

USD/CLP 06Oct2022	(822)	-0.06%

USD/CLP 14Oct2022	(822)	-0.06%

USD/CLP 04Oct2022	(822)	-0.06%

USD/CLP 05Oct2022	(822)	-0.06%

USD/CLP 07Oct2022	(822)	-0.06%

USD/CLP 03Oct2022	(821)	-0.06%

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional

Common Stock	Biogen Inc	(3,114)	-0.67%

	Eli Lilly & Co	2,521	0.54%

	Palantir Technologies Inc - Class A	(2,458)	-0.53%

	Yakult Honsha Co Ltd	2,390	0.51%

	Vertex Pharmaceuticals Inc	2,387	0.51%

	Neste Oyj	(2,374)	-0.51%

	Las Vegas Sands Corp	2,369	0.51%

	Home Depot Inc	(2,362)	-0.51%

	Autozone Inc	2,353	0.51%

	Guidewire Software Inc	(2,353)	-0.51%

	Arch Capital Group Ltd	2,350	0.50%

	Workday Inc - Class A	(2,344)	-0.50%

	Quest Diagnostics Inc	(2,342)	-0.50%

	Ono Pharmaceutical Co Ltd	2,327	0.50%

	Johnson & Johnson	(2,326)	-0.50%

	Monster Beverage Corp	(2,323)	-0.50%

	Okta Inc	(2,321)	-0.50%

	Dollarama Inc	2,320	0.50%

	Avalara Inc	(2,314)	-0.50%

	Roblox Corp - Class A	2,314	0.50%

	Zendesk Inc	(2,312)	-0.50%

	Jazz Pharmaceuticals PLC	2,312	0.50%

	Shiseido Co Ltd	(2,310)	-0.50%

	Novo Nordisk A/S-B	2,306	0.50%

	Alleghany Corp	2,305	0.50%

	Newmont Corp	(2,305)	-0.49%

	Swedish Match AB	2,302	0.49%

	Horizon Therapeutics PLC	(2,301)	-0.49%

	Resmed Inc	(2,301)	-0.49%

	F5 Inc	(2,301)	-0.49%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Molina Healthcare Inc	2,297	0.49%

W R Berkley Corp	2,297	0.49%

Daiichi Sankyo Co Ltd	2,296	0.49%

Copart Inc	(2,293)	-0.49%

Arista Networks Inc	2,293	0.49%

ZoomInfo Technologies Inc	2,293	0.49%

Evolution Mining Ltd	(2,289)	-0.49%

Allegion PLC	(2,288)	-0.49%

Dropbox Inc - Class A	(2,284)	-0.49%

Cardinal Health Inc	2,283	0.49%

Royalty Pharma PLC- Cl A	2,282	0.49%

Tokyo Electric Power Company	2,282	0.49%

Atlantia Spa	2,282	0.49%

The Hershey Co	2,281	0.49%

UnitedHealth Group Inc	2,280	0.49%

Wynn Resorts Ltd	2,277	0.49%

DocuSign Inc	(2,277)	-0.49%

Carlisle Cos Inc	2,276	0.49%

Cadence Design Sys Inc	2,275	0.49%

Mckesson Corp	2,274	0.49%

Pentair PLC	(2,272)	-0.49%

Arthur J Gallagher & Co	2,271	0.49%

Automatic Data Processing Inc	2,269	0.49%

T-Mobile US Inc	2,268	0.49%

Humana Inc	2,268	0.49%

Occidental Petroleum Corp	2,266	0.49%

Microsoft Corp	(2,266)	-0.49%

American Financial Group Inc	2,260	0.49%

Gilead Sciences Inc	(2,259)	-0.49%

Ulta Beauty Inc	2,258	0.48%

Baxter International Inc	(2,257)	-0.48%

Synopsys Inc	2,256	0.48%

Equifax Inc	(2,256)	-0.48%

Dynatrace Inc	(2,256)	-0.48%

Phillips 66	(2,255)	-0.48%

Elevance Health Inc	2,255	0.48%

OCI NV	2,254	0.48%

Zoom Video Communications Inc - Class A	(2,253)	-0.48%

Trend Micro Inc	2,253	0.48%

The Kraft Heinz Co	(2,251)	-0.48%

Crowdstrike Holdings Inc - Class A	2,251	0.48%

Cigna Corp	2,251	0.48%

Novocure Ltd	2,251	0.48%

Molson Coors Beverage Co - Class B	2,251	0.48%

Fujifilm Holdings Corp	(2,250)	-0.48%

Cognex Corp	(2,246)	-0.48%

Roper Technologies Inc	(2,245)	-0.48%

Omnicom Group	2,244	0.48%

Eurofins Scientific	(2,242)	-0.48%

Nitori Holdings Co Ltd	(2,241)	-0.48%

The Trade Desk Inc - Class A	2,241	0.48%

Glencore PLC	2,241	0.48%

Jack Henry & Associates Inc	2,238	0.48%

3M Co	(2,238)	-0.48%

Hilton Worldwide Holdings Inc	2,237	0.48%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Walmart Inc	(2,237)	-0.48%

Cisco Systems Inc	(2,236)	-0.48%

GoDaddy Inc - Class A	2,235	0.48%

Adobe Inc	(2,235)	-0.48%

BAE Systems PLC	2,234	0.48%

Kroger Co	2,234	0.48%

SiriusXM Holdings Inc	2,234	0.48%

Akamai Technologies Inc	(2,228)	-0.48%

Honeywell International Inc	(2,227)	-0.48%

Alimentation Couche-Tard Inc	2,226	0.48%

The Sherwin-Williams Co	(2,226)	-0.48%

Tokio Marine Holdings Inc	2,224	0.48%

Church & Dwight Co Inc	(2,224)	-0.48%

Imperial Brands PLC	2,223	0.48%

Centene Corp	2,223	0.48%

Laboratory Corp Of America Holdings	(2,223)	-0.48%

General Mills Inc	2,222	0.48%

P G & E Corp	2,221	0.48%

Mohawk Industries Inc	(2,221)	-0.48%

Dover Corp	(2,220)	-0.48%

Genuine Parts Co	2,218	0.48%

T Rowe Price Group Inc	(2,218)	-0.48%

Loblaw Companies Ltd	2,218	0.48%

Dollar Tree Inc	2,218	0.48%

Omron Corp	(2,216)	-0.48%

HP Inc	2,216	0.48%

Masimo Corp	(2,215)	-0.48%

Costco Wholesale Corp	2,214	0.48%

Progressive Corp	2,214	0.48%

Palo Alto Networks Inc	2,213	0.48%

HEICO Corp	2,213	0.48%

Garmin Ltd	(2,212)	-0.48%

Compass Group PLC	2,212	0.48%

Computershare Ltd	2,212	0.48%

Ecolab Inc	(2,212)	-0.47%

AbbVie Inc	2,211	0.47%

Zscaler Inc	2,211	0.47%

Steel Dynamics Inc	2,211	0.47%

Western Union Co	(2,210)	-0.47%

LPL Financial Holdings Inc	2,210	0.47%

CVS Health Corp	2,210	0.47%

NortonLifeLock Inc	(2,210)	-0.47%

Bill.com Holdings Inc	2,209	0.47%

Kinder Morgan Inc	(2,208)	-0.47%

General Electric Co	(2,207)	-0.47%

Marketaxess Holdings Inc	(2,207)	-0.47%

Northrop Grumman Corp	2,206	0.47%

Rheinmetall AG	2,205	0.47%

Carrier Global Corp	(2,204)	-0.47%

Texas Instruments Inc	(2,204)	-0.47%

Thales SA	2,202	0.47%

Netapp Inc	(2,200)	-0.47%

Paychex Inc	2,200	0.47%

Trimble Inc	(2,199)	-0.47%

Snowflake Inc - Class A	2,198	0.47%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Ebay Inc	(2,198)	-0.47%

Hewlett Packard Enterprise Co	2,198	0.47%

Bentley Systems Inc - Class B	(2,197)	-0.47%

M & T Bank Corp	2,196	0.47%

Paypal Holdings Inc	(2,195)	-0.47%

C.H. Robinson Worldwide Inc	2,194	0.47%

Vivendi SE	(2,193)	-0.47%

Principal Financial Group	2,193	0.47%

Viatris Inc	(2,191)	-0.47%

Medtronic PLC	(2,190)	-0.47%

Swisscom AG - Reg	(2,190)	-0.47%

WW Grainger Inc	2,189	0.47%

CF Industries Holdings Inc	2,188	0.47%

Teleflex Inc	(2,187)	-0.47%

Olympus Corp	2,187	0.47%

Marriott International Inc - Class A	2,187	0.47%

Moderna Inc	(2,186)	-0.47%

Qorvo Inc	(2,186)	-0.47%

Fidelity National Information Services Inc	(2,184)	-0.47%

Walgreens Boots Alliance Inc	(2,184)	-0.47%

Altria Group Inc	(2,183)	-0.47%

Marvell Technology Inc	2,182	0.47%

Colgate-Palmolive Co	(2,181)	-0.47%

Brown & Brown Inc	2,177	0.47%

Xylem Inc	(2,175)	-0.47%

Aflac Inc	2,173	0.47%

Datadog Inc - Class A	2,172	0.47%

First Republic Bank	(2,171)	-0.47%

Target Corp	(2,169)	-0.47%

Makita Corp	(2,168)	-0.47%

Fox Corp - Class A	2,168	0.47%

Rivian Automotive Inc - Class A	2,168	0.47%

Fox Corp - Class B	2,167	0.47%

Hong Kong Exchanges & Clearing Ltd	(2,167)	-0.47%

Kimberly-Clark Corp	(2,167)	-0.47%

Lear Corp	2,167	0.47%

KLA Corp	2,167	0.47%

Domino’s Pizza Inc	(2,164)	-0.46%

Mitsubishi Heavy Industries Ltd	2,163	0.46%

Cellnex Telecom SA	(2,163)	-0.46%

Archer-Daniels-Midland Co	2,163	0.46%

The Procter & Gamble Co	(2,162)	-0.46%

OMV AG	(2,160)	-0.46%

Tradeweb Markets Inc - Class A	(2,158)	-0.46%

Ameriprise Financial Inc	2,158	0.46%

Quanta Services Inc	2,157	0.46%

Standard Chartered PLC	2,156	0.46%

Devon Energy Corp	2,156	0.46%

Live Nation Entertainment Inc	2,156	0.46%

Capital One Financial Corp	(2,154)	-0.46%

Grab Holdings Ltd - Class A	(2,153)	-0.46%

International Paper Co	(2,151)	-0.46%

Enbridge Inc	(2,150)	-0.46%

Factset Research Systems Inc	2,149	0.46%

Abbott Laboratories	(2,149)	-0.46%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Davita Inc	(2,146)	-0.46%

Albemarle Corp	2,145	0.46%

McCormick & Co - Non Voting Shares	(2,144)	-0.46%

SS&C Technologies Holdings	(2,143)	-0.46%

Dentsply Sirona Inc	(2,141)	-0.46%

Avantor Inc	(2,141)	-0.46%

Biomarin Pharmaceutical Inc	2,141	0.46%

Howmet Aerospace Inc	2,139	0.46%

Tourmaline Oil Corp	2,138	0.46%

Prudential PLC	(2,138)	-0.46%

Take-Two Interactive Softwre	2,137	0.46%

Zebra Technologies Corp - Class A	(2,137)	-0.46%

Raymond James Financial Inc	2,135	0.46%

AIA Group Ltd	(2,134)	-0.46%

CIE Financiere Richemo - Class A Reg	2,134	0.46%

US Bancorp	(2,134)	-0.46%

Bunge Ltd	2,133	0.46%

Koninklijke Philips NV	(2,131)	-0.46%

Airbnb Inc - Class A	2,130	0.46%

Sharp Corp	(2,130)	-0.46%

Conocophillips	2,130	0.46%

Broadcom Inc	2,129	0.46%

The Interpublic Group Of Companies Inc	2,128	0.46%

TransUnion	(2,128)	-0.46%

Fresenius Medical Care AG & Co KGaA	(2,127)	-0.46%

Zillow Group Inc - Class C	(2,127)	-0.46%

Oracle Corp	(2,127)	-0.46%

British American Tobacco PLC	2,127	0.46%

Ringcentral Inc - Class A	(2,126)	-0.46%

Keyera Corp	(2,124)	-0.46%

Constellation Brands Inc - Class A	2,124	0.46%

Essential Utilities Inc	(2,123)	-0.46%

Newcrest Mining Ltd	(2,122)	-0.46%

Regions Financial Corp	2,122	0.46%

S&P Global Inc	(2,120)	-0.46%

Moody’s Corp	(2,119)	-0.46%

Fair Isaac Corp	2,118	0.45%

Insulet Corp	2,118	0.45%

UGI Corp	(2,118)	-0.45%

Baker Hughes Co	(2,117)	-0.45%

Telecom Italia SPA	(2,116)	-0.45%

Williams Cos Inc	(2,115)	-0.45%

Metlife Inc	2,115	0.45%

Juniper Networks Inc	2,111	0.45%

Estee Lauder Companies - Class A	(2,110)	-0.45%

ON Semiconductor	2,108	0.45%

Black Knight Inc	(2,107)	-0.45%

Enphase Energy Inc	2,106	0.45%

Cincinnati Financial Corp	(2,106)	-0.45%

UBS Group AG - Reg	2,105	0.45%

Intel Corp	(2,104)	-0.45%

BlackRock Inc	(2,104)	-0.45%

Clorox Company	(2,102)	-0.45%

Commerzbank AG	2,101	0.45%

ZOZO Inc	(2,100)	-0.45%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Mineral Resources Ltd	2,098	0.45%

Partners Group Holding AG	(2,098)	-0.45%

Telenor ASA	(2,097)	-0.45%

Equitable Holdings Inc	2,097	0.45%

American Water Works Co Inc	(2,097)	-0.45%

Marubeni Corp	2,096	0.45%

MGM Resorts International	2,096	0.45%

QUALCOMM Inc	2,096	0.45%

Stanley Black & Decker Inc	(2,095)	-0.45%

Citigroup Inc	(2,091)	-0.45%

The Mosaic Co	2,088	0.45%

Comcast Corp - Class A	(2,085)	-0.45%

Sempra Energy	2,085	0.45%

Bayer AG - Reg	2,084	0.45%

Ball Corp	(2,084)	-0.45%

Clarivate PLC	(2,081)	-0.45%

Monolithic Power Systems Inc	2,080	0.45%

Lucid Group Inc	2,076	0.45%

EQT Corp	2,075	0.45%

AmerisourceBergen Corp	2,074	0.45%

Marathon Oil Corp	2,073	0.45%

TDK Corp	2,065	0.44%

Eversource Energy	(2,064)	-0.44%

Consolidated Edison Inc	2,060	0.44%

Apa Corp	2,057	0.44%

Wisetech Global Ltd	2,052	0.44%

Domino’s Pizza Enterprises Ltd	(2,046)	-0.44%

Entegris Inc	2,041	0.44%

Johnson Controls International	(2,041)	-0.44%

Rakuten Group Inc	(2,039)	-0.44%

ONEOK Inc	(2,039)	-0.44%

Tesla Inc	2,039	0.44%

Burlington Stores Inc	(2,037)	-0.44%

Diamondback Energy Inc	2,037	0.44%

Z Holdings Corp	(2,036)	-0.44%

Mitsubishi Chemical Group Co	(2,032)	-0.44%

Admiral Group PLC	(2,031)	-0.44%

Skyworks Solutions Inc	(2,028)	-0.44%

HSBC Holdings PLC	2,028	0.44%

Zalando SE	(2,027)	-0.44%

Asm International NV	2,027	0.44%

Persimmon PLC	(2,024)	-0.43%

Keppel Corp Ltd	2,023	0.43%

Budweiser Brewing Co APAC Ltd	2,017	0.43%

Cenovus Energy Inc	2,016	0.43%

TC Energy Corp	(2,012)	-0.43%

Adidas AG	(2,008)	-0.43%

Aramark	2,006	0.43%

Philip Morris International	(2,002)	-0.43%

Teck Resources Ltd - Classs B	2,000	0.43%

Charter Communications Inc - Class A	(1,998)	-0.43%

Algonquin Power & Utilities Corp	(1,995)	-0.43%

Snap Inc - Class A	(1,992)	-0.43%

Fresenius SE & Co KGaA	(1,988)	-0.43%

Vistra Corp	1,986	0.43%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Ford Motor Co	1,984	0.43%

Alnylam Pharmaceuticals Inc	1,980	0.43%

Atmos Energy Corp	1,979	0.43%

Liberty Broadband - Class C	(1,974)	-0.42%

abrdn PLC	(1,972)	-0.42%

Advanced Micro Devices	1,967	0.42%

The Boeing Co	(1,965)	-0.42%

Fairfax Financial Hldgs Ltd	1,953	0.42%

Charles River Laboratories	(1,946)	-0.42%

Gartner Inc	1,942	0.42%

Poste Italiane Spa	(1,939)	-0.42%

IDEXX Laboratories Inc	(1,934)	-0.42%

General Dynamics Corp	1,924	0.41%

Plug Power Inc	1,903	0.41%

Royal Caribbean Cruises Ltd	1,874	0.40%

AMC Entertainment Hlds - Class A	1,874	0.40%

Teledyne Technologies Inc	(1,861)	-0.40%

Solaredge Technologies Inc	1,858	0.40%

Credit Suisse Group AG - Reg	(1,843)	-0.40%

Duke Energy Corp	(1,838)	-0.39%

Elanco Animal Health Inc	(1,838)	-0.39%

Alliant Energy Corp	(1,837)	-0.39%

Caixabank SA	1,815	0.39%

Deutsche Lufthansa - Reg	1,805	0.39%

Abiomed Inc	1,780	0.38%

Synchrony Financial	(1,773)	-0.38%

Universal Health Services - Class B	(1,742)	-0.37%

Fortune Brands Home & Security Inc	(1,726)	-0.37%

Apollo Global Management Inc	1,726	0.37%

Kinnevik AB - Class B	(1,725)	-0.37%

Pinterest Inc- Class A	1,719	0.37%

Renault SA	1,718	0.37%

Ally Financial Inc	(1,706)	-0.37%

Stmicroelectronics NV	1,705	0.37%

Ross Stores Inc	(1,701)	-0.37%

Koito Manufacturing Co Ltd	(1,695)	-0.36%

Getlink SE	1,691	0.36%

Erie Indemnity Company - Class A	1,671	0.36%

Xero Ltd	(1,671)	-0.36%

Carmax Inc	(1,653)	-0.36%

Hargreaves Lansdown PLC	(1,636)	-0.35%

Ubisoft Entertainment	(1,622)	-0.35%

Pembina Pipeline Corp	(1,611)	-0.35%

Nexon Co Ltd	1,582	0.34%

Grifols SA	(1,559)	-0.33%

Hikma Pharmaceuticals PLC	(1,551)	-0.33%

Wayfair Inc- Class A	(1,530)	-0.33%

Huntington Ingalls Industrie	1,529	0.33%

Capgemini SE	1,515	0.33%

Yokogawa Electric Corp	1,481	0.32%

Lyft Inc - Class A	(1,479)	-0.32%

Argenx SE	1,478	0.32%

NVIDIA Corp	1,465	0.31%

Unity Software Inc	(1,431)	-0.31%

Veeva Systems Inc - Class A	(1,422)	-0.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Astrazeneca PLC	1,400	0.30%

Origin Energy Ltd	1,392	0.30%

Msci Inc	(1,379)	-0.30%

Orion Oyj - Class B	1,378	0.30%

Intuit Inc	1,365	0.29%

Industria De Diseno Textil	(1,358)	-0.29%

Welcia Holdings Co Ltd	(1,346)	-0.29%

Japan Exchange Group Inc	(1,339)	-0.29%

Intercontinental Hotels Grou	1,327	0.29%

Hong Kong & China Gas	(1,316)	-0.28%

Intuitive Surgical Inc	(1,305)	-0.28%

Amerco	(1,295)	-0.28%

Boliden AB	1,288	0.28%

Iida Group Holdings Co Ltd	(1,281)	-0.28%

Globe Life Inc	1,266	0.27%

Euronext NV	(1,235)	-0.27%

Amundi SA	(1,177)	-0.25%

AP Moller-Maersk A/S - Class A	1,174	0.25%

Proximus	(1,157)	-0.25%

BT Group PLC	(1,152)	-0.25%

ARC Resources Ltd	1,120	0.24%

PTC Inc	1,106	0.24%

Parkland Corp	(1,106)	-0.24%

Seagen Inc	(1,092)	-0.23%

Amadeus IT Group SA	1,077	0.23%

Swiss Life Holding AG - Reg	1,066	0.23%

TIS Inc	1,050	0.23%

Barratt Developments PLC	(1,031)	-0.22%

Tenaris SA	997	0.21%

ADP	988	0.21%

Everest Re Group Ltd	962	0.21%

VF Corp	(958)	-0.21%

Cable One Inc	(935)	-0.20%

The Swatch Group AG - Bearer Shares	915	0.20%

SEB SA	(896)	-0.19%

Yamaha Corp	(878)	-0.19%

Akzo Nobel N.V.	(874)	-0.19%

Kesko Oyj - B Shares	(843)	-0.18%

Equinor ASA	825	0.18%

Pandora A/S	(816)	-0.18%

Mazda Motor Corp	815	0.17%

Twilio Inc - Class A	(805)	-0.17%

Cloudflare Inc - Class A	801	0.17%

Washington H. Soul Pattinson & Co	(778)	-0.17%

Booz Allen Hamilton Holdings	777	0.17%

Bachem Holding AG	(762)	-0.16%

Sofina	(760)	-0.16%

FirstService Corp	(741)	-0.16%

Boc Hong Kong Holdings Ltd	737	0.16%

Bezeq The Israeli Telecommunication Co	737	0.16%

Regeneron Pharmaceuticals	734	0.16%

Swire Pacific Ltd - Class A	734	0.16%

The Sage Group PLC	720	0.15%

Aegon NV	719	0.15%

Ocado Group PLC	(689)	-0.15%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Tower Semiconductor Ltd	688	0.15%

Open Text Corp	(685)	-0.15%

Danone	(669)	-0.14%

SVB Financial Group	(666)	-0.14%

Coterra Energy Inc	663	0.14%

Jeronimo Martins	662	0.14%

Saputo Inc	(656)	-0.14%

PPL Corp	(654)	-0.14%

Dassault Aviation SA	637	0.14%

Eurazeo SE	(628)	-0.13%

Kongsberg Gruppen ASA	603	0.13%

Elisa Oyj	(581)	-0.12%

United Internet AG - Reg Share	(541)	-0.12%

Netflix Inc	(540)	-0.12%

Singapore Exchange Ltd	(539)	-0.12%

Otsuka Corp	(526)	-0.11%

Temenos AG - Reg	526	0.11%

Wendel	(521)	-0.11%

Ipsen	516	0.11%

Groupe Bruxelles Lambert NV	(514)	-0.11%

Nemetschek SE	504	0.11%

Fisher & Paykel Healthcare Corp Ltd	(499)	-0.11%

Volvo Car AB - Class B	490	0.11%

Schroders PLC	(488)	-0.10%

Chocoladefabriken Lindt-Pc	483	0.10%

Keyence Corp	(462)	-0.10%

Industrivarden AB - Class A Shs	(460)	-0.10%

St James’s Place PLC	(449)	-0.10%

Webster Financial Corp	444	0.10%

Swedish Orphan Biovitrum AB	435	0.09%

Sands China Ltd	411	0.09%

JD Sports Fashion PLC	(360)	-0.08%

EPAM Systems Inc	(334)	-0.07%

Acciona SA	316	0.07%

Nokia Oyj	298	0.06%

Kingfisher PLC	(297)	-0.06%

The J M Smucker Co	288	0.06%

Edenred	286	0.06%

Adevinta ASA	(284)	-0.06%

Hang Lung Properties Ltd	(280)	-0.06%

O’Reilly Automotive Inc	242	0.05%

City Developments Ltd	228	0.05%

Demant A/S	(224)	-0.05%

La Francaise Des Jeux SAEM	(215)	-0.05%

Hongkong Land Holdings Ltd	204	0.04%

Seagate Technology Holdings	201	0.04%

Fortis Inc	(185)	-0.04%

Scout24 SE	(165)	-0.04%

Hikari Tsushin Inc	(161)	-0.03%

D’ieteren Group	159	0.03%

Chocoladefabriken Lindt-Reg	117	0.03%

Cyberagent Inc	(112)	-0.02%

GN Store Nord A/S	(108)	-0.02%

AP Moller-Maersk A/S - Class B	103	0.02%

Aristocrat Leisure Ltd	(99)	-0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Sainsbury (J) PLC	(99)	-0.02%

	Getinge AB - Class B Shs	(95)	-0.02%

	Chr Hansen Holding A/S	(81)	-0.02%

	JDE Peet’s NV	72	0.02%

	Texas Pacific Land Corp	(68)	-0.01%

	Affirm Holdings Inc	(51)	-0.01%

	Xinyi Glass Holdings Ltd	(29)	-0.01%

	Henkel AG & Co KGaA	(24)	-0.01%

	Elbit Systems Ltd	21	–%

	Capitaland Investment Ltd/Singapore	10	–%

	West Pharmaceutical Services	(2)	–%

	Otis Worldwide Corp	(1)	–%

Tracking Stk	Liberty Media Corp-Liberty-C	2,274	0.49%

	Liberty Media Corp - Liberty SiriusXM - Class C	597	0.13%

	Liberty Media Corp - Liberty SiriusXM - Class A	339	0.07%

REIT	Host Hotels & Resorts Inc	2,185	0.47%

	Duke Realty Corp	2,166	0.47%

	Sun Communities Inc	(2,164)	-0.46%

	Klepierre	2,159	0.46%

	Equinix Inc	(2,132)	-0.46%

	Iron Mountain Inc	2,027	0.44%

	Healthpeak Properties Inc	(2,017)	-0.43%

	Vornado Realty Trust	(2,017)	-0.43%

	Mirvac Group	(1,853)	-0.40%

	Vicinity Centres	1,783	0.38%

	Vici Properties Inc	1,016	0.22%

	Digital Realty Trust Inc	(633)	-0.14%

	Medical Properties Trust Inc	(6)	–%

Preference	Henkel AG & Co KGaA Vor-Pref	(1,544)	-0.33%

	Bayerische Motoren Werke AG - Prf	554	0.12%

CDI	James Hardie Industries - Cdi	(994)	-0.21%

ADR	Futu Holdings Ltd - Class Adr	(264)	-0.06%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Equity Index	S&P 500 Index	214,375	44.36%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Physical index future.	S&P 500 E-mini Futures Dec22	–	–%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

SPOT	Norwegian Krone Spot	136,338	45.72%

	New Zealand Dollar Spot	88,004	29.51%

	Swiss Franc Spot	(59,511)	-19.96%

	Euro Spot	(58,710)	-19.69%

	Australian Dollar Spot	48,865	16.39%

	Japanese Yen Spot	(21,155)	-7.09%

	British Pound Spot	(18,731)	-6.28%

	Swedish Krona Spot	(18,572)	-6.23%

	Canadian Dollar Spot	15,385	5.16%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2022 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Short-Term Investment	$1,753	$—	$—	$1,753

Total Investments in Securities	$1,753	$—	$—	$1,753

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$138	$–	$138
Unrealized Depreciation	–	(33)	–	(33)

Total Other Financial Instruments	$–	$105	$–	$105

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

At September 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments.

SECTOR WEIGHTINGS

Short-Term Investments	100.0%

100.0%

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $31,634 (000)) COMMON STOCK — 37.2%

	Shares	Fair Value (000)

CHILE — 0.2%
AntarChile	9,423	$70

CHINA — 1.0%
China Resources Pharmaceutical Group	57,767	40
Fufeng Group	17,757	9
Kerry Logistics Network	24,660	39
NARI Technology, Cl A	31,889	112
StarPower Semiconductor, Cl A	1,986	91
Wuxi Biologics Cayman*	5,527	33

		324

FRANCE — 0.3%
Orange	12,002	109

HONG KONG — 1.3%
Hang Lung Group	45,969	74
Jardine Matheson Holdings	3,064	155
Kerry Properties	17,646	33
PCCW	63,566	29
Sino Land	26,537	35
Swire Pacific, Cl A	11,323	85

		411

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	3,638	20

INDONESIA — 0.6%
Bukit Asam	83,116	23
Indofood Sukses Makmur	185,310	73
Perusahaan Gas Negara	951,052	110

		206

ITALY — 0.4%
Ferrari	665	123

JAPAN — 1.9%
Alfresa Holdings	11,576	135
Idemitsu Kosan	998	22
Japan Post Holdings	3,630	24

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — (continued)
Japan Tobacco	9,188	$151
Kobe Steel	6,359	25
Medipal Holdings	10,381	132
Sumitomo Chemical	7,428	26
Taisei	2,631	73

		588

LUXEMBOURG — 0.4%
SES, Cl A	20,160	111

MALAYSIA — 0.4%
Petronas Gas	31,895	113

NETHERLANDS — 0.3%
Koninklijke KPN	39,863	108

NORWAY — 0.1%
Equinor	1,355	45

SINGAPORE — 1.5%
Jardine Cycle & Carriage	9,541	224
Singapore Exchange	3,634	24
UOL Group	50,434	234

		482

SOUTH KOREA — 0.3%
Pan Ocean	23,172	73
SK Telecom	422	15

		88

SPAIN — 0.5%
Repsol	3,627	42
Telefonica	32,833	109

		151

SWEDEN — 0.4%
Evolution	1,529	122

TAIWAN — 0.5%
Catcher Technology	5,108	28
Far EasTone Telecommunications	6,243	14

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

TAIWAN — (continued)
Hon Hai Precision Industry	34,620	$111

		153

UNITED KINGDOM — 1.0%
BAE Systems	17,507	154
CK Hutchison Holdings	8,107	45
Vodafone Group	96,942	110

		309

UNITED STATES — 26.0%
Altria Group	3,703	149
Amdocs	3,324	264
Amgen	1,381	311
Blackstone, Cl A	252	21
Bristol-Myers Squibb	4,824	343
Broadcom	268	119
CACI International, Cl A*	878	229
Campbell Soup	3,527	166
Cardinal Health	3,962	264
CF Industries Holdings	637	61
Cheniere Energy	367	61
CME Group, Cl A	125	22
ConocoPhillips	537	55
Crowdstrike Holdings, Cl A*	1,504	248
Dow	1,364	60
Eli Lilly	376	122
Energy Transfer	5,009	55
Enphase Energy*	932	259
Fair Isaac*	620	255
Fox	3,767	115
Fresh Del Monte Produce	6,571	153
General Mills	2,231	171
Hologic*	4,989	322
Huntsman	2,538	62
Jabil	4,698	271
Johnson & Johnson	2,043	334
Kellogg	2,032	142
Lennar, Cl A	1,654	124
Lockheed Martin	582	225
Loews	2,324	116

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares		Fair Value (000)

UNITED STATES — (continued)
Louisiana-Pacific		1,225	$63
LyondellBasell Industries, Cl A		820	62
Manhattan Associates*		1,973	262
Marathon Petroleum		604	60
McDonald’s		504	116
Medical Properties Trust		17,640	209
Micron Technology		5,037	252
Nexstar Media Group, Cl A		725	121
Nucor		494	53
Paychex		2,216	249
Phillips 66		692	56
Plains All American Pipeline		5,061	53
Post Holdings*		1,891	155
QUALCOMM		2,175	246
Science Applications International		2,981	264
Sprouts Farmers Market*		5,583	155
Toll Brothers		2,909	122
Universal Health Services, Cl B		2,527	223
Vertex Pharmaceuticals*		837	242
Westlake		682	59
Whirlpool		825	111

			8,232

TOTAL COMMON STOCK (Cost $12,856) (000)			11,765

U.S. OBLIGATION OBLIGATION — 22.4%

	Face Amount (000)

U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/30		$8,032	7,101

TOTAL U.S. OBLIGATION OBLIGATION (Cost $7,751) (000)			7,101

CORPORATE OBLIGATIONS — 4.2%

NORWAY — 0.5%
Equinor MTN 6.875%, 03/11/31	GBP	140	$167

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)

UNITED STATES — 3.7%
Broadcom
4.300%, 11/15/32		$220	$185
Cadence Design Systems
4.375%, 10/15/24		50	49
Gilead Sciences
2.500%, 09/01/23		50	49
Jabil
4.250%, 05/15/27		70	65
Micron Technology
2.703%, 04/15/32		260	189
Nexstar Media
5.625%, 07/15/27 (A)		70	64
Philip Morris International
3.125%, 06/03/33	EUR	230	182
Regeneron Pharmaceuticals
1.750%, 09/15/30		$250	189
Schlumberger Finance Canada
1.400%, 09/17/25		70	64
Take-Two Interactive Software
3.300%, 03/28/24		50	49
VMware
3.900%, 08/21/27		70	65

			1,150

TOTAL CORPORATE OBLIGATIONS (Cost $1,412) (000)			1,317

PREFERRED STOCK — 0.1%

	Shares

BRAZIL — 0.1%
Petroleo Brasileiro, 0.000%		3,937	22

Total Preferred Stock (Cost $25) (000)			22

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

CONVERTIBLE BOND — 0.1%

	Face Amount (000)	Fair Value (000)

UNITED STATES — 0.1%
Palo Alto Networks
0.750%, 07/01/23	$25	$46

TOTAL CONVERTIBLE BONDS

(Cost $42) (000)		46

TOTAL INVESTMENTS — 64.0% (Cost $22,086) (000)		$20,251

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On September 30, 2022, the value of these securities amounted $259 (000) and represented 0.8% of net assets.

Open futures contracts held by the Fund at September 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long Contracts
USD/CNH	12	Dec-2022	$1,199	$1,194	$22

Open OTC swap agreements held by the Fund at September 30, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Macquarie Bank Limited	**BCOM INDEX	0.25%	ASSET RETURN	Quarterly	12/30/22	USD	$5,865	$–	$–	$–

							$5,865	$–	$–	$–

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2022.

**BCOM Index: Provides broad-based exposure to commodities with no single commodity or commodity sector dominating the index.

	Top Underlying Components	Notional	Percentage of Notional

Physical commodity future.	Natural Gas Futures Nov22	815,264	13.90%

	Gold 100 Oz Futures Dec22	779,487	13.29%

	WTI Crude Futures Nov22	450,448	7.68%

	Brent Crude Futures Jan23	394,142	6.72%

	Corn Futures Dec22	348,980	5.95%

	Soybean Futures Nov22	316,721	5.40%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Copper Futures Dec22	235,195	4.01%

Silver Futures Dec22	226,397	3.86%

Live Cattle Futures Dec22	212,907	3.63%

Low Su Gasoil G Nov22	197,071	3.36%

Wheat Futures (CBT) Dec22	195,312	3.33%

Soybean Meal Futures Dec22	191,792	3.27%

Soybean Oil Futures Dec22	184,168	3.14%

LME Pri Alum Futures Nov22	174,197	2.97%

LME Nickel Futures Nov22	155,428	2.65%

Sugar #11 (World) Mar23	150,736	2.57%

NY Harb ULSD Futures Nov22	150,149	2.56%

LME Zinc Futures Nov22	146,044	2.49%

Coffee ‘C’ Futures Dec22	145,457	2.48%

Gasoline RBOB Futures Nov22	123,756	2.11%

KC HRW Wheat Futures Dec22	119,064	2.03%

Lean Hogs Futures Dec22	89,738	1.53%

Cotton No.2 Futures Dec22	62,171	1.06%

 The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Chile	$70	$—	$—	$70
China	324	—	—	324
France	109	—	—	109
Hong Kong	411	—	—	411
Hungary	20	—	—	20
Indonesia	206	—	—	206
Italy	123	—	—	123
Japan	588	—	—	588
Luxembourg	111	—	—	111
Malaysia	113	—	—	113
Netherlands	108	—	—	108
Norway	45	—	—	45
Singapore	482	—	—	482
South Korea	88	—	—	88
Spain	151	—	—	151
Sweden	122	—	—	122
Taiwan	153	—	—	153
United Kingdom	309	—	—	309
United States	8,232	—	—	8,232

Total Common Stock	11,765	—	—	11,765

U.S. Obligation
Obligation	—	7,101	—	7,101

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$1,317	$—	$1,317

Preferred Stock	22	—	—	22

Convertible Bond	—	46	—	46

Total Return Swaps	—	—	—	—

Total Investments in Securities	$11,787	$8,464	$—	$20,251

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$22	$–	$–	$22
OTC Swaps
Total Return Swaps*	–	–	–	–

Total Other Financial Instruments	$22	$–	$–	$22

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND SEPTEMBER 30, 2022 (Unaudited)

At September 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

U.S Treasury Obligation	35.1%

Information Technology	16.0%

Health Care	13.7%

Industrials	8.3%

Consumer Staples	7.4%

Communication Services	4.7%

Energy	3.6%

Consumer Discretionary	3.5%

Real Estate	3.3%

Materials	2.3%

Utilities	1.1%

Financials	1.0%

100.0%

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS SEPTEMBER 30, 2022 (Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

PIK — Payment-in-Kind

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate